Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AQR Funds
Entity Central Index Key	0001444822
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000192464
Shareholder Report [Line Items]
Fund Name	AQR Alternative Risk Premia Fund
Class Name	I
Trading Symbol	QRPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$556	4.97%

Expenses Paid, Amount	$ 556
Expense Ratio, Percent	4.97%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Alternative Risk Premia Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to five separate investment styles 1) value, 2) momentum, 3) carry, 4) defensive, and 5) trend, using long and short positions in the following asset groups: stocks, equity indices, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 23.38%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Equity indices were the next largest contributor. Gains were shared between developed country selection, directional sub-strategies implementation and emerging country selection.

  Currencies were the largest detractor over the year. Within currencies, losses were primarily driven by the developed country selection sub-strategy.

  Commodities were the next largest detractor. Losses were primarily driven by the across sector commodity selection sub-strategy.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
9/19/2017	$10,000	$10,000	$10,000
12/31/2017	$10,010	$10,025	$10,032
12/31/2018	$9,258	$10,026	$10,220
12/31/2019	$8,983	$10,900	$10,453
12/31/2020	$7,093	$11,718	$10,523
12/31/2021	$8,104	$11,538	$10,528
12/31/2022	$10,151	$10,037	$10,681
12/31/2023	$10,915	$10,591	$11,217
12/31/2024	$12,936	$10,724	$11,806
12/31/2025	$15,961	$11,507	$12,299

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (9/19/2017)
Class I	23.38%	17.61%	5.81%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	1.71%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.53%

AssetsNet	$ 390,542,042
Holdings Count | Holding	2,151
Advisory Fees Paid, Amount	$ 3,561,916
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$390,542,042
  Total Number of Portfolio Holdings2,151
  Total Advisory Fees Paid (net of reimbursements)$3,561,916
  Portfolio Turnover Rate (excludes certain derivatives, if any)199%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	(2.0)
Consumer Staples	(1.3)
Consumer Discretionary	(1.4)
Materials	(1.7)
Energy	(1.8)
Industrials	(2.5)
Health Care	4.2
Financials	5.2
Information Technology	6.6
U.S. Treasury Obligations	14.1
Investment Companies	57.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	165.4	(159.9)
Investment Companies	57.9	0.0
U.S. Treasury Obligations	14.1	0.0
Preferred Stocks	0.0Footnote Reference†	(0.5)
Purchased Options	0.3	0.0
Warrants	0.0Footnote Reference(a)	0.0
Rights	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	14	13
Total Return Swaps	2	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	30	9
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000192463
Shareholder Report [Line Items]
Fund Name	AQR Alternative Risk Premia Fund
Class Name	N
Trading Symbol	QRPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$583	5.23%

Expenses Paid, Amount	$ 583
Expense Ratio, Percent	5.23%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Alternative Risk Premia Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to five separate investment styles 1) value, 2) momentum, 3) carry, 4) defensive, and 5) trend, using long and short positions in the following asset groups: stocks, equity indices, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 23.09%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Equity indices were the next largest contributor. Gains were shared between developed country selection, directional sub-strategies implementation and emerging country selection.

  Currencies were the largest detractor over the year. Within currencies, losses were primarily driven by the developed country selection sub-strategy.

  Commodities were the next largest detractor. Losses were primarily driven by the across sector commodity selection sub-strategy.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
9/19/2017	$10,000	$10,000	$10,000
12/31/2017	$10,010	$10,025	$10,032
12/31/2018	$9,237	$10,026	$10,220
12/31/2019	$8,937	$10,900	$10,453
12/31/2020	$7,043	$11,718	$10,523
12/31/2021	$8,031	$11,538	$10,528
12/31/2022	$10,025	$10,037	$10,681
12/31/2023	$10,751	$10,591	$11,217
12/31/2024	$12,719	$10,724	$11,806
12/31/2025	$15,656	$11,507	$12,299

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (9/19/2017)
Class N	23.09%	17.32%	5.56%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	1.71%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.53%

AssetsNet	$ 390,542,042
Holdings Count | Holding	2,151
Advisory Fees Paid, Amount	$ 3,561,916
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$390,542,042
  Total Number of Portfolio Holdings2,151
  Total Advisory Fees Paid (net of reimbursements)$3,561,916
  Portfolio Turnover Rate (excludes certain derivatives, if any)199%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	(2.0)
Consumer Staples	(1.3)
Consumer Discretionary	(1.4)
Materials	(1.7)
Energy	(1.8)
Industrials	(2.5)
Health Care	4.2
Financials	5.2
Information Technology	6.6
U.S. Treasury Obligations	14.1
Investment Companies	57.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	165.4	(159.9)
Investment Companies	57.9	0.0
U.S. Treasury Obligations	14.1	0.0
Preferred Stocks	0.0Footnote Reference†	(0.5)
Purchased Options	0.3	0.0
Warrants	0.0Footnote Reference(a)	0.0
Rights	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	14	13
Total Return Swaps	2	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	30	9
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000192465
Shareholder Report [Line Items]
Fund Name	AQR Alternative Risk Premia Fund
Class Name	R6
Trading Symbol	QRPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$545	4.88%

Expenses Paid, Amount	$ 545
Expense Ratio, Percent	4.88%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Alternative Risk Premia Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to five separate investment styles 1) value, 2) momentum, 3) carry, 4) defensive, and 5) trend, using long and short positions in the following asset groups: stocks, equity indices, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 23.56%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Equity indices were the next largest contributor. Gains were shared between developed country selection, directional sub-strategies implementation and emerging country selection.

  Currencies were the largest detractor over the year. Within currencies, losses were primarily driven by the developed country selection sub-strategy.

  Commodities were the next largest detractor. Losses were primarily driven by the across sector commodity selection sub-strategy.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
9/19/2017	$50,000,000	$50,000,000	$50,000,000
12/31/2017	$50,100,000	$50,125,168	$50,157,545
12/31/2018	$46,389,586	$50,130,802	$51,099,796
12/31/2019	$45,030,044	$54,500,652	$52,265,109
12/31/2020	$35,618,384	$58,591,752	$52,613,819
12/31/2021	$40,715,551	$57,688,389	$52,639,610
12/31/2022	$51,082,439	$50,182,975	$53,405,781
12/31/2023	$54,909,504	$52,957,487	$56,084,041
12/31/2024	$65,160,920	$53,619,578	$59,029,257
12/31/2025	$80,513,914	$57,534,317	$61,495,374

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (9/19/2017)
Class R6	23.56%	17.72%	5.92%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	1.71%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.53%

AssetsNet	$ 390,542,042
Holdings Count | Holding	2,151
Advisory Fees Paid, Amount	$ 3,561,916
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$390,542,042
  Total Number of Portfolio Holdings2,151
  Total Advisory Fees Paid (net of reimbursements)$3,561,916
  Portfolio Turnover Rate (excludes certain derivatives, if any)199%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	(2.0)
Consumer Staples	(1.3)
Consumer Discretionary	(1.4)
Materials	(1.7)
Energy	(1.8)
Industrials	(2.5)
Health Care	4.2
Financials	5.2
Information Technology	6.6
U.S. Treasury Obligations	14.1
Investment Companies	57.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	165.4	(159.9)
Investment Companies	57.9	0.0
U.S. Treasury Obligations	14.1	0.0
Preferred Stocks	0.0Footnote Reference†	(0.5)
Purchased Options	0.3	0.0
Warrants	0.0Footnote Reference(a)	0.0
Rights	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	14	13
Total Return Swaps	2	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	30	9
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000261312
Shareholder Report [Line Items]
Fund Name	AQR CVX Fusion Fund
Class Name	I
Trading Symbol	QCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of June 18, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$137	2.31%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	2.31%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR CVX Fusion (the “Fund”) invests long and short in liquid futures and other instruments across the following asset classes: global equities, fixed income, currencies, and commodities, fused with strategic exposure to the U.S. equity markets. Generally, the Fund gains exposure to asset classes by investing in futures contracts, futures-related instruments, forwards, swaps and securities. Positions are based on proprietary signals that aim to go long markets with positive trends and short markets with falling trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 18, 2025 to December 31, 2025, the Class I Shares of the Fund returned 19.92%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 15.19%.

Top Contributors:

Top Detractors:

  Strategic exposure to equity markets benefited performance as U.S. equity markets rallied over the period.

  Trends in alternative markets also benefited performance. Trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Canadian equity indices.

  Trends in fixed income detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

Average Annual Return [Table Text Block]
Since Inception (6/18/2025)
Class I	19.92%
S&P 500® Total Return Index	15.19%

AssetsNet	$ 21,493,967
Holdings Count | Holding	1,952
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	317.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$21,493,967 Total Number of Portfolio Holdings1,952 Total Advisory Fees Paid (net of reimbursements)$0 Portfolio Turnover Rate (excludes certain derivatives, if any)317%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.9
Utilities	(0.8)
Health Care	1.1
Communication Services	(1.2)
Energy	(1.4)
Industrials	(1.9)
Consumer Staples	(2.8)
Information Technology	(3.2)
Financials	3.8
Investment Companies	35.6
U.S. Treasury Obligations	43.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	66.2	(72.1)
U.S. Treasury Obligations	43.9	0.0
Investment Companies	35.6	0.0
Purchased Options	0.3	0.0
Preferred Stocks	0.1	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	15	10
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	13	12
Futures Contracts	35	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000261314
Shareholder Report [Line Items]
Fund Name	AQR CVX Fusion Fund
Class Name	N
Trading Symbol	QCFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of June 18, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$152	2.57%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	2.57%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR CVX Fusion (the “Fund”) invests long and short in liquid futures and other instruments across the following asset classes: global equities, fixed income, currencies, and commodities, fused with strategic exposure to the U.S. equity markets. Generally, the Fund gains exposure to asset classes by investing in futures contracts, futures-related instruments, forwards, swaps and securities. Positions are based on proprietary signals that aim to go long markets with positive trends and short markets with falling trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 18, 2025 to December 31, 2025, the Class N Shares of the Fund returned 19.70%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 15.19%.

Top Contributors:

Top Detractors:

  Strategic exposure to equity markets benefited performance as U.S. equity markets rallied over the period.

  Trends in alternative markets also benefited performance. Trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Canadian equity indices.

  Trends in fixed income detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

Average Annual Return [Table Text Block]
Since Inception (6/18/2025)
Class N	19.70%
S&P 500® Total Return Index	15.19%

AssetsNet	$ 21,493,967
Holdings Count | Holding	1,952
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	317.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$21,493,967 Total Number of Portfolio Holdings1,952 Total Advisory Fees Paid (net of reimbursements)$0 Portfolio Turnover Rate (excludes certain derivatives, if any)317%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.9
Utilities	(0.8)
Health Care	1.1
Communication Services	(1.2)
Energy	(1.4)
Industrials	(1.9)
Consumer Staples	(2.8)
Information Technology	(3.2)
Financials	3.8
Investment Companies	35.6
U.S. Treasury Obligations	43.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	66.2	(72.1)
U.S. Treasury Obligations	43.9	0.0
Investment Companies	35.6	0.0
Purchased Options	0.3	0.0
Preferred Stocks	0.1	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	15	10
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	13	12
Futures Contracts	35	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000261313
Shareholder Report [Line Items]
Fund Name	AQR CVX Fusion Fund
Class Name	R6
Trading Symbol	QCFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of June 18, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$132	2.21%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR CVX Fusion (the “Fund”) invests long and short in liquid futures and other instruments across the following asset classes: global equities, fixed income, currencies, and commodities, fused with strategic exposure to the U.S. equity markets. Generally, the Fund gains exposure to asset classes by investing in futures contracts, futures-related instruments, forwards, swaps and securities. Positions are based on proprietary signals that aim to go long markets with positive trends and short markets with falling trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 18, 2025 to December 31, 2025, the Class R6 Shares of the Fund returned 20.06%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 15.19%.

Top Contributors:

Top Detractors:

  Strategic exposure to equity markets benefited performance as U.S. equity markets rallied over the period.

  Trends in alternative markets also benefited performance. Trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Canadian equity indices.

  Trends in fixed income detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

Average Annual Return [Table Text Block]
Since Inception (6/18/2025)
Class R6	20.06%
S&P 500® Total Return Index	15.19%

AssetsNet	$ 21,493,967
Holdings Count | Holding	1,952
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	317.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$21,493,967 Total Number of Portfolio Holdings1,952 Total Advisory Fees Paid (net of reimbursements)$0 Portfolio Turnover Rate (excludes certain derivatives, if any)317%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.9
Utilities	(0.8)
Health Care	1.1
Communication Services	(1.2)
Energy	(1.4)
Industrials	(1.9)
Consumer Staples	(2.8)
Information Technology	(3.2)
Financials	3.8
Investment Companies	35.6
U.S. Treasury Obligations	43.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	66.2	(72.1)
U.S. Treasury Obligations	43.9	0.0
Investment Companies	35.6	0.0
Purchased Options	0.3	0.0
Preferred Stocks	0.1	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	15	10
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	13	12
Futures Contracts	35	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000070968
Shareholder Report [Line Items]
Fund Name	AQR Diversified Arbitrage Fund
Class Name	I
Trading Symbol	ADAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$178	1.71%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Diversified Arbitrage Fund (the “Fund”) invests in corporate arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a risk premium associated with corporate control and capital raising events, while maintaining a highly diversified portfolio of securities with low exposure to other systematic market risks.

The portfolio managers seek to enhance the Fund’s return by tactically adjusting strategy exposures over time based on the perceived attractiveness of the opportunity set. They focus on downside risk when sizing positions to avoid large losses at the individual position level. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 8.02%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

       •   Merger Arbitrage (3.65%):

           −  Positive performance driven by the completion of several announced mergers and growing market confidence in some pending mergers, narrowing the difference between deal prices and market prices over the quarter.

           −  Biggest detractor was a merger investment that failed to close.

       •    Event-Driven/Alternative Investments (2.45%):

           −   Positive performance driven by increases in the value of investments in special purpose acquisition companies (“SPACs”) tied to announced merger plans, as well as interest earned on cash held by SPACs that have not yet completed a merger.

           −   Biggest detractor was a holding in the dual-class arbitrage sub-strategy, where the Fund is long and short shares of the same company on different exchanges and the respective share prices diverged.

       •    Convertible Arbitrage (1.92%):

           −   Positive performance driven by increased valuation of many positions in the portfolio.

           −   Biggest detractor was a bond holding that traded down after the issuer announced it was being acquired.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,763	$10,265	$10,033
12/31/2017	$11,400	$10,628	$10,118
12/31/2018	$11,649	$10,629	$10,308
12/31/2019	$12,642	$11,556	$10,543
12/31/2020	$15,830	$12,423	$10,614
12/31/2021	$16,822	$12,232	$10,619
12/31/2022	$16,268	$10,641	$10,773
12/31/2023	$17,001	$11,229	$11,314
12/31/2024	$17,544	$11,369	$11,908
12/31/2025	$18,951	$12,199	$12,405

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	8.02%	3.66%	6.60%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

AssetsNet	$ 2,123,957,463
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 19,394,689
InvestmentCompanyPortfolioTurnover	410.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,123,957,463 Total Number of Portfolio Holdings436 Total Advisory Fees Paid$19,394,689 Portfolio Turnover Rate (excludes certain derivatives, if any)410%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.9
Real Estate	1.3
Utilities	2.5
Health Care	3.4
Financials	4.0
Materials	4.3
Communication Services	4.3
Consumer Discretionary	5.6
Information Technology	7.6
U.S. Treasury Obligations	30.7
Investment Companies	34.9

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	35.8	(1.3)
Investment Companies	34.9	0.0
U.S. Treasury Obligations	30.7	0.0
Common Stocks	9.1	(15.5)
Corporate Bonds	4.9	0.0
Convertible Preferred Stocks	0.4	0.0
Closed-End Funds	0.2	0.0
Units	0.2	0.0
Warrants	0.1	0.0
Rights	0.0Footnote Reference†	0.0
Others	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	61	24
Forward Foreign Currency Exchange Contracts	0	4
Futures Contracts	0	10
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000070967
Shareholder Report [Line Items]
Fund Name	AQR Diversified Arbitrage Fund
Class Name	N
Trading Symbol	ADANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$205	1.97%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Diversified Arbitrage Fund (the “Fund”) invests in corporate arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a risk premium associated with corporate control and capital raising events, while maintaining a highly diversified portfolio of securities with low exposure to other systematic market risks.

The portfolio managers seek to enhance the Fund’s return by tactically adjusting strategy exposures over time based on the perceived attractiveness of the opportunity set. They focus on downside risk when sizing positions to avoid large losses at the individual position level. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 7.75%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

       •   Merger Arbitrage (3.65%):

           −  Positive performance driven by the completion of several announced mergers and growing market confidence in some pending mergers, narrowing the difference between deal prices and market prices over the quarter.

           −  Biggest detractor was a merger investment that failed to close.

       •    Event-Driven/Alternative Investments (2.45%):

           −   Positive performance driven by increases in the value of investments in special purpose acquisition companies (“SPACs”) tied to announced merger plans, as well as interest earned on cash held by SPACs that have not yet completed a merger.

           −   Biggest detractor was a holding in the dual-class arbitrage sub-strategy, where the Fund is long and short shares of the same company on different exchanges and the respective share prices diverged.

       •    Convertible Arbitrage (1.92%):

           −   Positive performance driven by increased valuation of many positions in the portfolio.

           −   Biggest detractor was a bond holding that traded down after the issuer announced it was being acquired.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,727	$10,265	$10,033
12/31/2017	$11,326	$10,628	$10,118
12/31/2018	$11,554	$10,629	$10,308
12/31/2019	$12,515	$11,556	$10,543
12/31/2020	$15,623	$12,423	$10,614
12/31/2021	$16,559	$12,232	$10,619
12/31/2022	$15,974	$10,641	$10,773
12/31/2023	$16,649	$11,229	$11,314
12/31/2024	$17,134	$11,369	$11,908
12/31/2025	$18,462	$12,199	$12,405

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	7.75%	3.40%	6.32%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

AssetsNet	$ 2,123,957,463
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 19,394,689
InvestmentCompanyPortfolioTurnover	410.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,123,957,463 Total Number of Portfolio Holdings436 Total Advisory Fees Paid$19,394,689 Portfolio Turnover Rate (excludes certain derivatives, if any)410%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.9
Real Estate	1.3
Utilities	2.5
Health Care	3.4
Financials	4.0
Materials	4.3
Communication Services	4.3
Consumer Discretionary	5.6
Information Technology	7.6
U.S. Treasury Obligations	30.7
Investment Companies	34.9

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	35.8	(1.3)
Investment Companies	34.9	0.0
U.S. Treasury Obligations	30.7	0.0
Common Stocks	9.1	(15.5)
Corporate Bonds	4.9	0.0
Convertible Preferred Stocks	0.4	0.0
Closed-End Funds	0.2	0.0
Units	0.2	0.0
Warrants	0.1	0.0
Rights	0.0Footnote Reference†	0.0
Others	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	61	24
Forward Foreign Currency Exchange Contracts	0	4
Futures Contracts	0	10
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000145937
Shareholder Report [Line Items]
Fund Name	AQR Diversified Arbitrage Fund
Class Name	R6
Trading Symbol	QDARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$168	1.62%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Diversified Arbitrage Fund (the “Fund”) invests in corporate arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a risk premium associated with corporate control and capital raising events, while maintaining a highly diversified portfolio of securities with low exposure to other systematic market risks.

The portfolio managers seek to enhance the Fund’s return by tactically adjusting strategy exposures over time based on the perceived attractiveness of the opportunity set. They focus on downside risk when sizing positions to avoid large losses at the individual position level. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 8.13%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

       •   Merger Arbitrage (3.65%):

           −  Positive performance driven by the completion of several announced mergers and growing market confidence in some pending mergers, narrowing the difference between deal prices and market prices over the quarter.

           −  Biggest detractor was a merger investment that failed to close.

       •    Event-Driven/Alternative Investments (2.45%):

           −   Positive performance driven by increases in the value of investments in special purpose acquisition companies (“SPACs”) tied to announced merger plans, as well as interest earned on cash held by SPACs that have not yet completed a merger.

           −   Biggest detractor was a holding in the dual-class arbitrage sub-strategy, where the Fund is long and short shares of the same company on different exchanges and the respective share prices diverged.

       •    Convertible Arbitrage (1.92%):

           −   Positive performance driven by increased valuation of many positions in the portfolio.

           −   Biggest detractor was a bond holding that traded down after the issuer announced it was being acquired.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$53,820,890	$51,323,621	$50,162,964
12/31/2017	$57,063,596	$53,141,425	$50,590,915
12/31/2018	$58,440,189	$53,147,398	$51,541,308
12/31/2019	$63,482,622	$57,780,202	$52,716,690
12/31/2020	$79,496,739	$62,117,482	$53,068,413
12/31/2021	$84,559,119	$61,159,759	$53,094,426
12/31/2022	$81,838,662	$53,202,711	$53,867,218
12/31/2023	$85,681,810	$56,144,178	$56,568,618
12/31/2024	$88,427,793	$56,846,110	$59,539,282
12/31/2025	$95,614,348	$60,996,416	$62,026,706

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	8.13%	3.76%	6.70%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

AssetsNet	$ 2,123,957,463
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 19,394,689
InvestmentCompanyPortfolioTurnover	410.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,123,957,463 Total Number of Portfolio Holdings436 Total Advisory Fees Paid$19,394,689 Portfolio Turnover Rate (excludes certain derivatives, if any)410%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.9
Real Estate	1.3
Utilities	2.5
Health Care	3.4
Financials	4.0
Materials	4.3
Communication Services	4.3
Consumer Discretionary	5.6
Information Technology	7.6
U.S. Treasury Obligations	30.7
Investment Companies	34.9

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	35.8	(1.3)
Investment Companies	34.9	0.0
U.S. Treasury Obligations	30.7	0.0
Common Stocks	9.1	(15.5)
Corporate Bonds	4.9	0.0
Convertible Preferred Stocks	0.4	0.0
Closed-End Funds	0.2	0.0
Units	0.2	0.0
Warrants	0.1	0.0
Rights	0.0Footnote Reference†	0.0
Others	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	61	24
Forward Foreign Currency Exchange Contracts	0	4
Futures Contracts	0	10
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000219592
Shareholder Report [Line Items]
Fund Name	AQR Diversifying Strategies Fund
Class Name	I
Trading Symbol	QDSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Diversifying Strategies Fund (the “Fund”) seeks to provide an all-in-one alternatives solution through investing in a portfolio of mutual funds, each a series of AQR Funds (the “Affiliated Funds”), providing exposure to both active multi-asset and absolute return strategies. Utilization of derivative instruments is inherent to the Affiliated Funds’ principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 16.36%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  The Fund's investments in the AQR Multi-Asset Fund and AQR Equity Market Neutral Fund were the largest contributors. From an asset class perspective, gains were driven by market-neutral stock selection and equity indices.

  All six of the underlying funds contributed to gains over the year, however, from an asset class perspective, currency and commodity related sub-strategies generated partially offsetting losses.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
6/8/2020	$10,000	$10,000	$10,000
12/31/2020	$10,571	$10,224	$10,008
12/31/2021	$11,697	$10,066	$10,013
12/31/2022	$13,416	$8,757	$10,159
12/31/2023	$14,607	$9,241	$10,668
12/31/2024	$16,544	$9,356	$11,229
12/31/2025	$19,250	$10,039	$11,698

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (6/8/2020)
Class I	16.36%	12.74%	12.49%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	0.07%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.86%

AssetsNet	$ 5,439,389,459
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,439,389,459 Total Number of Portfolio Holdings7 Total Advisory Fees Paid$0 Portfolio Turnover Rate (excludes certain derivatives, if any)8%
Holdings [Text Block]

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	11.8
Systematic Trend	12.1
Global Macro	12.1
Multi-Strategy	13.0
Equity Market Neutral	19.1
Global Flexible Allocation	29.9

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	13%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	12%
Limited Purpose Cash Investment Fund -	2%

Material Fund Change [Text Block]
C000219593
Shareholder Report [Line Items]
Fund Name	AQR Diversifying Strategies Fund
Class Name	N
Trading Symbol	QDSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Diversifying Strategies Fund (the “Fund”) seeks to provide an all-in-one alternatives solution through investing in a portfolio of mutual funds, each a series of AQR Funds (the “Affiliated Funds”), providing exposure to both active multi-asset and absolute return strategies. Utilization of derivative instruments is inherent to the Affiliated Funds’ principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 16.14%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  The Fund's investments in the AQR Multi-Asset Fund and AQR Equity Market Neutral Fund were the largest contributors. From an asset class perspective, gains were driven by market-neutral stock selection and equity indices.

  All six of the underlying funds contributed to gains over the year, however, from an asset class perspective, currency and commodity related sub-strategies generated partially offsetting losses.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
6/8/2020	$10,000	$10,000	$10,000
12/31/2020	$10,561	$10,224	$10,008
12/31/2021	$11,656	$10,066	$10,013
12/31/2022	$13,345	$8,757	$10,159
12/31/2023	$14,482	$9,241	$10,668
12/31/2024	$16,361	$9,356	$11,229
12/31/2025	$19,002	$10,039	$11,698

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (6/8/2020)
Class N	16.14%	12.47%	12.23%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	0.07%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.86%

AssetsNet	$ 5,439,389,459
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,439,389,459 Total Number of Portfolio Holdings7 Total Advisory Fees Paid$0 Portfolio Turnover Rate (excludes certain derivatives, if any)8%
Holdings [Text Block]

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	11.8
Systematic Trend	12.1
Global Macro	12.1
Multi-Strategy	13.0
Equity Market Neutral	19.1
Global Flexible Allocation	29.9

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	13%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	12%
Limited Purpose Cash Investment Fund -	2%

Material Fund Change [Text Block]
C000219591
Shareholder Report [Line Items]
Fund Name	AQR Diversifying Strategies Fund
Class Name	R6
Trading Symbol	QDSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Diversifying Strategies Fund (the “Fund”) seeks to provide an all-in-one alternatives solution through investing in a portfolio of mutual funds, each a series of AQR Funds (the “Affiliated Funds”), providing exposure to both active multi-asset and absolute return strategies. Utilization of derivative instruments is inherent to the Affiliated Funds’ principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 16.49%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  The Fund's investments in the AQR Multi-Asset Fund and AQR Equity Market Neutral Fund were the largest contributors. From an asset class perspective, gains were driven by market-neutral stock selection and equity indices.

  All six of the underlying funds contributed to gains over the year, however, from an asset class perspective, currency and commodity related sub-strategies generated partially offsetting losses.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
6/8/2020	$50,000,000	$50,000,000	$50,000,000
12/31/2020	$52,875,746	$51,118,966	$50,041,885
12/31/2021	$58,606,894	$50,330,817	$50,066,415
12/31/2022	$67,303,968	$43,782,644	$50,795,133
12/31/2023	$73,320,957	$46,203,294	$53,342,471
12/31/2024	$83,079,192	$46,780,943	$56,143,716
12/31/2025	$96,780,269	$50,196,396	$58,489,281

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (6/8/2020)
Class R6	16.49%	12.85%	12.60%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	0.07%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.86%

AssetsNet	$ 5,439,389,459
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,439,389,459 Total Number of Portfolio Holdings7 Total Advisory Fees Paid$0 Portfolio Turnover Rate (excludes certain derivatives, if any)8%
Holdings [Text Block]

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	11.8
Systematic Trend	12.1
Global Macro	12.1
Multi-Strategy	13.0
Equity Market Neutral	19.1
Global Flexible Allocation	29.9

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	13%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	12%
Limited Purpose Cash Investment Fund -	2%

Material Fund Change [Text Block]
C000145994
Shareholder Report [Line Items]
Fund Name	AQR Equity Market Neutral Fund
Class Name	I
Trading Symbol	QMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$677	5.98%

Expenses Paid, Amount	$ 677
Expense Ratio, Percent	5.98%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market, or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 26.53%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within all sectors for the year, with notable gains driven by stock selection within the financials, industrials, materials, and health care sectors.

  Geographically, stocks in the United States, Japan, Germany, and France contributed to excess returns.

  Geographically, stocks in Sweden, Singapore, and Norway modestly detracted.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,585	$10,265	$10,033
12/31/2017	$11,203	$10,628	$10,118
12/31/2018	$9,888	$10,629	$10,308
12/31/2019	$8,774	$11,556	$10,543
12/31/2020	$7,061	$12,423	$10,614
12/31/2021	$8,306	$12,232	$10,619
12/31/2022	$10,567	$10,641	$10,773
12/31/2023	$12,378	$11,229	$11,314
12/31/2024	$15,508	$11,369	$11,908
12/31/2025	$19,622	$12,199	$12,405

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	26.53%	22.68%	6.97%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

AssetsNet	$ 3,329,705,681
Holdings Count | Holding	1,790
Advisory Fees Paid, Amount	$ 21,783,143
InvestmentCompanyPortfolioTurnover	338.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,329,705,681 Total Number of Portfolio Holdings1,790 Total Advisory Fees Paid$21,783,143 Portfolio Turnover Rate (excludes certain derivatives, if any)338%
Holdings [Text Block]

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Sector Allocation

Value	Value
Others	(1.6)
Information Technology	1.6
Communication Services	2.5
Energy	(3.1)
Consumer Staples	(4.0)
Real Estate	(4.8)
Utilities	(7.8)
Consumer Discretionary	8.7
Financials	12.5
U.S. Treasury Obligations	37.5
Investment Companies	46.7

Geographic Allocation

Country	% of Net Assets
United States	85.5
France	1.8
United Kingdom	1.2
Netherlands	1.1
Spain	0.6
Finland	0.6
Portugal	0.3
Sweden	0.3
Nigeria	0.2
Hong Kong	0.2
Others	(3.6)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	41	59
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000145995
Shareholder Report [Line Items]
Fund Name	AQR Equity Market Neutral Fund
Class Name	N
Trading Symbol	QMNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$706	6.24%

Expenses Paid, Amount	$ 706
Expense Ratio, Percent	6.24%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market, or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 26.18%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within all sectors for the year, with notable gains driven by stock selection within the financials, industrials, materials, and health care sectors.

  Geographically, stocks in the United States, Japan, Germany, and France contributed to excess returns.

  Geographically, stocks in Sweden, Singapore, and Norway modestly detracted.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,543	$10,265	$10,033
12/31/2017	$11,129	$10,628	$10,118
12/31/2018	$9,800	$10,629	$10,308
12/31/2019	$8,671	$11,556	$10,543
12/31/2020	$6,963	$12,423	$10,614
12/31/2021	$8,174	$12,232	$10,619
12/31/2022	$10,383	$10,641	$10,773
12/31/2023	$12,118	$11,229	$11,314
12/31/2024	$15,148	$11,369	$11,908
12/31/2025	$19,113	$12,199	$12,405

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	26.18%	22.38%	6.69%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

AssetsNet	$ 3,329,705,681
Holdings Count | Holding	1,790
Advisory Fees Paid, Amount	$ 21,783,143
InvestmentCompanyPortfolioTurnover	338.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,329,705,681 Total Number of Portfolio Holdings1,790 Total Advisory Fees Paid$21,783,143 Portfolio Turnover Rate (excludes certain derivatives, if any)338%
Holdings [Text Block]

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Sector Allocation

Value	Value
Others	(1.6)
Information Technology	1.6
Communication Services	2.5
Energy	(3.1)
Consumer Staples	(4.0)
Real Estate	(4.8)
Utilities	(7.8)
Consumer Discretionary	8.7
Financials	12.5
U.S. Treasury Obligations	37.5
Investment Companies	46.7

Geographic Allocation

Country	% of Net Assets
United States	85.5
France	1.8
United Kingdom	1.2
Netherlands	1.1
Spain	0.6
Finland	0.6
Portugal	0.3
Sweden	0.3
Nigeria	0.2
Hong Kong	0.2
Others	(3.6)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	41	59
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000145996
Shareholder Report [Line Items]
Fund Name	AQR Equity Market Neutral Fund
Class Name	R6
Trading Symbol	QMNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$666	5.88%

Expenses Paid, Amount	$ 666
Expense Ratio, Percent	5.88%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market, or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 26.65%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within all sectors for the year, with notable gains driven by stock selection within the financials, industrials, materials, and health care sectors.

  Geographically, stocks in the United States, Japan, Germany, and France contributed to excess returns.

  Geographically, stocks in Sweden, Singapore, and Norway modestly detracted.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$52,909,729	$51,323,621	$50,162,964
12/31/2017	$56,036,284	$53,141,425	$50,590,915
12/31/2018	$49,506,653	$53,147,398	$51,541,308
12/31/2019	$43,978,346	$57,780,202	$52,716,690
12/31/2020	$35,354,623	$62,117,482	$53,068,413
12/31/2021	$41,692,673	$61,159,759	$53,094,426
12/31/2022	$53,087,848	$53,202,711	$53,867,218
12/31/2023	$62,187,382	$56,144,178	$56,568,618
12/31/2024	$78,040,445	$56,846,110	$59,539,282
12/31/2025	$98,839,763	$60,996,416	$62,026,706

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	26.65%	22.83%	7.05%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

AssetsNet	$ 3,329,705,681
Holdings Count | Holding	1,790
Advisory Fees Paid, Amount	$ 21,783,143
InvestmentCompanyPortfolioTurnover	338.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,329,705,681 Total Number of Portfolio Holdings1,790 Total Advisory Fees Paid$21,783,143 Portfolio Turnover Rate (excludes certain derivatives, if any)338%
Holdings [Text Block]

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Sector Allocation

Value	Value
Others	(1.6)
Information Technology	1.6
Communication Services	2.5
Energy	(3.1)
Consumer Staples	(4.0)
Real Estate	(4.8)
Utilities	(7.8)
Consumer Discretionary	8.7
Financials	12.5
U.S. Treasury Obligations	37.5
Investment Companies	46.7

Geographic Allocation

Country	% of Net Assets
United States	85.5
France	1.8
United Kingdom	1.2
Netherlands	1.1
Spain	0.6
Finland	0.6
Portugal	0.3
Sweden	0.3
Nigeria	0.2
Hong Kong	0.2
Others	(3.6)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	41	59
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000127655
Shareholder Report [Line Items]
Fund Name	AQR Long-Short Equity Fund
Class Name	I
Trading Symbol	QLEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$672	5.74%

Expenses Paid, Amount	$ 672
Expense Ratio, Percent	5.74%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 34.43%, net of fees. During the same period, the Fund’s broad-based benchmark, the MSCI World Net Total Return USD Index, the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 21.09%, 4.18%, and 12.45%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within most sectors for the year, with notable gains driven by stock selection within the financials, industrials, and health care sectors.

  Geographically, stocks in the United States, Japan, France, and Germany contributed to excess returns.

  At the sector level, stock selection within the information technology sector modestly detracted.

  Geographically, stocks in Sweden, Singapore, and Norway modestly detracted.

Line Graph [Table Text Block]
	Class I	MSCI World Net Total Return USD Index	ICE BofA US 3-Month Treasury Bill Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,109	$10,751	$10,033	$10,400
12/31/2017	$12,856	$13,159	$10,118	$11,561
12/31/2018	$10,757	$12,013	$10,308	$11,175
12/31/2019	$10,885	$15,337	$10,543	$12,799
12/31/2020	$9,370	$17,776	$10,614	$13,942
12/31/2021	$12,284	$21,654	$10,619	$15,415
12/31/2022	$14,632	$17,726	$10,773	$14,134
12/31/2023	$18,199	$21,942	$11,314	$16,162
12/31/2024	$23,670	$26,039	$11,908	$18,085
12/31/2025	$31,819	$31,532	$12,405	$20,337

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	34.43%	27.70%	12.27%
MSCI World Net Total Return USD Index	21.09%	12.15%	12.17%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	12.45%	7.84%	7.36%

AssetsNet	$ 7,967,826,283
Holdings Count | Holding	1,864
Advisory Fees Paid, Amount	$ 53,991,467
InvestmentCompanyPortfolioTurnover	296.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,967,826,283 Total Number of Portfolio Holdings1,864 Total Advisory Fees Paid$53,991,467 Portfolio Turnover Rate (excludes certain derivatives, if any)296%
Holdings [Text Block]

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Sector Allocation

Value	Value
Others	1.2
Information Technology	1.1
Materials	(1.5)
Consumer Staples	(2.5)
Real Estate	(2.6)
Industrials	5.6
Utilities	(5.8)
Consumer Discretionary	7.9
Financials	12.9
Investment Companies	28.4
U.S. Treasury Obligations	40.0

Geographic Allocation

Country	% of Net Assets
United States	73.3
Japan	6.0
France	3.2
United Kingdom	2.3
Netherlands	1.3
Finland	0.7
Sweden	0.6
Belgium	0.4
Canada	0.3
Brazil	0.3
Others	(3.7)

C000127656
Shareholder Report [Line Items]
Fund Name	AQR Long-Short Equity Fund
Class Name	N
Trading Symbol	QLENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$703	6.00%

Expenses Paid, Amount	$ 703
Expense Ratio, Percent	6.00%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 34.06%, net of fees. During the same period, the Fund’s broad-based benchmark, the MSCI World Net Total Return USD Index, the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 21.09%, 4.18%, and 12.45%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within most sectors for the year, with notable gains driven by stock selection within the financials, industrials, and health care sectors.

  Geographically, stocks in the United States, Japan, France, and Germany contributed to excess returns.

  At the sector level, stock selection within the information technology sector modestly detracted.

  Geographically, stocks in Sweden, Singapore, and Norway modestly detracted.

Line Graph [Table Text Block]
	Class N	MSCI World Net Total Return USD Index	ICE BofA US 3-Month Treasury Bill Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,080	$10,751	$10,033	$10,400
12/31/2017	$12,794	$13,159	$10,118	$11,561
12/31/2018	$10,665	$12,013	$10,308	$11,175
12/31/2019	$10,774	$15,337	$10,543	$12,799
12/31/2020	$9,247	$17,776	$10,614	$13,942
12/31/2021	$12,086	$21,654	$10,619	$15,415
12/31/2022	$14,363	$17,726	$10,773	$14,134
12/31/2023	$17,813	$21,942	$11,314	$16,162
12/31/2024	$23,127	$26,039	$11,908	$18,085
12/31/2025	$31,005	$31,532	$12,405	$20,337

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	34.06%	27.38%	11.98%
MSCI World Net Total Return USD Index	21.09%	12.15%	12.17%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	12.45%	7.84%	7.36%

AssetsNet	$ 7,967,826,283
Holdings Count | Holding	1,864
Advisory Fees Paid, Amount	$ 53,991,467
InvestmentCompanyPortfolioTurnover	296.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,967,826,283 Total Number of Portfolio Holdings1,864 Total Advisory Fees Paid$53,991,467 Portfolio Turnover Rate (excludes certain derivatives, if any)296%
Holdings [Text Block]

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Sector Allocation

Value	Value
Others	1.2
Information Technology	1.1
Materials	(1.5)
Consumer Staples	(2.5)
Real Estate	(2.6)
Industrials	5.6
Utilities	(5.8)
Consumer Discretionary	7.9
Financials	12.9
Investment Companies	28.4
U.S. Treasury Obligations	40.0

Geographic Allocation

Country	% of Net Assets
United States	73.3
Japan	6.0
France	3.2
United Kingdom	2.3
Netherlands	1.3
Finland	0.7
Sweden	0.6
Belgium	0.4
Canada	0.3
Brazil	0.3
Others	(3.7)

C000145944
Shareholder Report [Line Items]
Fund Name	AQR Long-Short Equity Fund
Class Name	R6
Trading Symbol	QLERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$664	5.66%

Expenses Paid, Amount	$ 664
Expense Ratio, Percent	5.66%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 34.53%, net of fees. During the same period, the Fund’s broad-based benchmark, the MSCI World Net Total Return USD Index, the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 21.09%, 4.18%, and 12.45%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within most sectors for the year, with notable gains driven by stock selection within the financials, industrials, and health care sectors.

  Geographically, stocks in the United States, Japan, France, and Germany contributed to excess returns.

  At the sector level, stock selection within the information technology sector modestly detracted.

  Geographically, stocks in Sweden, Singapore, and Norway modestly detracted.

Line Graph [Table Text Block]
	Class R6	MSCI World Net Total Return USD Index	ICE BofA US 3-Month Treasury Bill Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$55,608,732	$53,755,249	$50,162,964	$52,001,870
12/31/2017	$64,427,273	$65,796,602	$50,590,915	$57,804,989
12/31/2018	$53,933,387	$60,064,733	$51,541,308	$55,877,386
12/31/2019	$54,621,062	$76,684,688	$52,716,690	$63,994,760
12/31/2020	$47,098,491	$88,879,463	$53,068,413	$69,710,070
12/31/2021	$61,766,877	$108,270,501	$53,094,426	$77,076,797
12/31/2022	$73,655,422	$88,628,522	$53,867,218	$70,670,703
12/31/2023	$91,644,086	$109,710,712	$56,568,618	$80,810,788
12/31/2024	$119,394,996	$130,194,700	$59,539,282	$90,424,078
12/31/2025	$160,618,658	$157,658,070	$62,026,706	$101,683,893

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	34.53%	27.81%	12.38%
MSCI World Net Total Return USD Index	21.09%	12.15%	12.17%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	12.45%	7.84%	7.36%

AssetsNet	$ 7,967,826,283
Holdings Count | Holding	1,864
Advisory Fees Paid, Amount	$ 53,991,467
InvestmentCompanyPortfolioTurnover	296.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,967,826,283 Total Number of Portfolio Holdings1,864 Total Advisory Fees Paid$53,991,467 Portfolio Turnover Rate (excludes certain derivatives, if any)296%
Holdings [Text Block]

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Sector Allocation

Value	Value
Others	1.2
Information Technology	1.1
Materials	(1.5)
Consumer Staples	(2.5)
Real Estate	(2.6)
Industrials	5.6
Utilities	(5.8)
Consumer Discretionary	7.9
Financials	12.9
Investment Companies	28.4
U.S. Treasury Obligations	40.0

Geographic Allocation

Country	% of Net Assets
United States	73.3
Japan	6.0
France	3.2
United Kingdom	2.3
Netherlands	1.3
Finland	0.7
Sweden	0.6
Belgium	0.4
Canada	0.3
Brazil	0.3
Others	(3.7)

C000261309
Shareholder Report [Line Items]
Fund Name	AQR LSE Fusion Fund
Class Name	I
Trading Symbol	QLFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of June 25, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$403	7.01%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 403
Expense Ratio, Percent	7.01%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR LSE Fusion Fund (the “Fund”) seeks to provide higher risk-adjusted returns relative to U.S. equity markets. It does so by using two different sources of return: 1) the potential gains from its long and short equity portfolio that is designed to be market or beta neutral, and 2) strategic exposure to U.S. equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class I Shares of the Fund returned 20.56%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within the financials, industrials, and health care sectors.

  Geographically, stocks in the United States, Japan, Denmark, and France contributed to excess returns.

  At the sector level, stock selection within the information technology and communication services sectors detracted.

  Geographically, stocks in Germany, Hong Kong, Australia, and Norway modestly detracted.

Average Annual Return [Table Text Block]
Since Inception (6/25/2025)
Class I	20.56%
S&P 500® Total Return Index	13.07%

AssetsNet	$ 30,715,764
Holdings Count | Holding	1,790
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	373.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$30,715,764 Total Number of Portfolio Holdings1,790 Total Advisory Fees Paid (net of reimbursements)$0 Portfolio Turnover Rate (excludes certain derivatives, if any)373%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.0
Materials	3.0
Energy	(3.9)
Industrials	4.1
Real Estate	(6.6)
Consumer Staples	(7.4)
Consumer Discretionary	10.6
Utilities	(15.2)
Financials	16.9
U.S. Treasury Obligations	28.7
Investment Companies	37.6

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	253.5	(249.7)
Investment Companies	37.6	0.0
U.S. Treasury Obligations	28.7	0.0
Preferred Stocks	0.1	(0.4)
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	1	4
Futures Contracts	95	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000261311
Shareholder Report [Line Items]
Fund Name	AQR LSE Fusion Fund
Class Name	N
Trading Symbol	QLFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of June 25, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$417	7.26%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 417
Expense Ratio, Percent	7.26%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR LSE Fusion Fund (the “Fund”) seeks to provide higher risk-adjusted returns relative to U.S. equity markets. It does so by using two different sources of return: 1) the potential gains from its long and short equity portfolio that is designed to be market or beta neutral, and 2) strategic exposure to U.S. equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class N Shares of the Fund returned 20.37%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within the financials, industrials, and health care sectors.

  Geographically, stocks in the United States, Japan, Denmark, and France contributed to excess returns.

  At the sector level, stock selection within the information technology and communication services sectors detracted.

  Geographically, stocks in Germany, Hong Kong, Australia, and Norway modestly detracted.

Average Annual Return [Table Text Block]
Since Inception (6/25/2025)
Class N	20.37%
S&P 500® Total Return Index	13.07%

AssetsNet	$ 30,715,764
Holdings Count | Holding	1,790
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	373.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$30,715,764 Total Number of Portfolio Holdings1,790 Total Advisory Fees Paid (net of reimbursements)$0 Portfolio Turnover Rate (excludes certain derivatives, if any)373%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.0
Materials	3.0
Energy	(3.9)
Industrials	4.1
Real Estate	(6.6)
Consumer Staples	(7.4)
Consumer Discretionary	10.6
Utilities	(15.2)
Financials	16.9
U.S. Treasury Obligations	28.7
Investment Companies	37.6

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	253.5	(249.7)
Investment Companies	37.6	0.0
U.S. Treasury Obligations	28.7	0.0
Preferred Stocks	0.1	(0.4)
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	1	4
Futures Contracts	95	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000261310
Shareholder Report [Line Items]
Fund Name	AQR LSE Fusion Fund
Class Name	R6
Trading Symbol	QLFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of June 25, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$397	6.91%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 397
Expense Ratio, Percent	6.91%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR LSE Fusion Fund (the “Fund”) seeks to provide higher risk-adjusted returns relative to U.S. equity markets. It does so by using two different sources of return: 1) the potential gains from its long and short equity portfolio that is designed to be market or beta neutral, and 2) strategic exposure to U.S. equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class R6 Shares of the Fund returned 20.57%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within the financials, industrials, and health care sectors.

  Geographically, stocks in the United States, Japan, Denmark, and France contributed to excess returns.

  At the sector level, stock selection within the information technology and communication services sectors detracted.

  Geographically, stocks in Germany, Hong Kong, Australia, and Norway modestly detracted.

Average Annual Return [Table Text Block]
Since Inception (6/25/2025)
Class R6	20.57%
S&P 500® Total Return Index	13.07%

AssetsNet	$ 30,715,764
Holdings Count | Holding	1,790
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	373.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$30,715,764 Total Number of Portfolio Holdings1,790 Total Advisory Fees Paid (net of reimbursements)$0 Portfolio Turnover Rate (excludes certain derivatives, if any)373%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.0
Materials	3.0
Energy	(3.9)
Industrials	4.1
Real Estate	(6.6)
Consumer Staples	(7.4)
Consumer Discretionary	10.6
Utilities	(15.2)
Financials	16.9
U.S. Treasury Obligations	28.7
Investment Companies	37.6

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	253.5	(249.7)
Investment Companies	37.6	0.0
U.S. Treasury Obligations	28.7	0.0
Preferred Stocks	0.1	(0.4)
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	1	4
Futures Contracts	95	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000138522
Shareholder Report [Line Items]
Fund Name	AQR Macro Opportunities Fund
Class Name	I
Trading Symbol	QGMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$149	1.45%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Macro Opportunities Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swap contracts. Within each asset class, the Fund takes both relative value and directional positions. The Fund’s strategy invests across liquid markets and aims to capitalize on the tendency for markets to underreact to new information and the tendency for deeply dislocated markets to converge towards fair value. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 4.00%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Positioning on the basis of whether individual equity indices will rally or sell off in an absolute sense.

  Commodity selection within the agricultural sector.

  Currency selection within emerging markets.

  Commodity sector selection.

Line Graph [Table Text Block]

Total Return based on a $10,000 Investment

Average Annual Return [Table Text Block]	Net Assets$686,593,754 Total Number of Portfolio Holdings842 Total Advisory Fees Paid (net of reimbursements)$4,537,236 Portfolio Turnover Rate (excludes certain derivatives, if any)158%
AssetsNet	$ 686,593,754
Holdings Count | Holding	842
Advisory Fees Paid, Amount	$ 4,537,236
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$686,593,754
  Total Number of Portfolio Holdings842
  Total Advisory Fees Paid (net of reimbursements)$4,537,236
  Portfolio Turnover Rate (excludes certain derivatives, if any)158%

Holdings [Text Block]

Sector Allocation

Value	Value
Purchased Options	0.3
Consumer Staples	2.6
U.S. Treasury Obligations	40.7
Investment Companies	49.7

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	49.7	0.0
U.S. Treasury Obligations	40.7	0.0
Common Stocks	2.6	0.0
Purchased Options	0.3	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	19	17
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	9
Futures Contracts	24	17
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000138523
Shareholder Report [Line Items]
Fund Name	AQR Macro Opportunities Fund
Class Name	N
Trading Symbol	QGMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$174	1.70%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Macro Opportunities Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swap contracts. Within each asset class, the Fund takes both relative value and directional positions. The Fund’s strategy invests across liquid markets and aims to capitalize on the tendency for markets to underreact to new information and the tendency for deeply dislocated markets to converge towards fair value. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 3.69%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Positioning on the basis of whether individual equity indices will rally or sell off in an absolute sense.

  Commodity selection within the agricultural sector.

  Currency selection within emerging markets.

  Commodity sector selection.

Line Graph [Table Text Block]

Total Return based on a $10,000 Investment

Average Annual Return [Table Text Block]	Net Assets$686,593,754 Total Number of Portfolio Holdings842 Total Advisory Fees Paid (net of reimbursements)$4,537,236 Portfolio Turnover Rate (excludes certain derivatives, if any)158%
AssetsNet	$ 686,593,754
Holdings Count | Holding	842
Advisory Fees Paid, Amount	$ 4,537,236
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$686,593,754
  Total Number of Portfolio Holdings842
  Total Advisory Fees Paid (net of reimbursements)$4,537,236
  Portfolio Turnover Rate (excludes certain derivatives, if any)158%

Holdings [Text Block]

Sector Allocation

Value	Value
Purchased Options	0.3
Consumer Staples	2.6
U.S. Treasury Obligations	40.7
Investment Companies	49.7

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	49.7	0.0
U.S. Treasury Obligations	40.7	0.0
Common Stocks	2.6	0.0
Purchased Options	0.3	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	19	17
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	9
Futures Contracts	24	17
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000145947
Shareholder Report [Line Items]
Fund Name	AQR Macro Opportunities Fund
Class Name	R6
Trading Symbol	QGMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Macro Opportunities Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swap contracts. Within each asset class, the Fund takes both relative value and directional positions. The Fund’s strategy invests across liquid markets and aims to capitalize on the tendency for markets to underreact to new information and the tendency for deeply dislocated markets to converge towards fair value. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 4.10%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Positioning on the basis of whether individual equity indices will rally or sell off in an absolute sense.

  Commodity selection within the agricultural sector.

  Currency selection within emerging markets.

  Commodity sector selection.

Line Graph [Table Text Block]

Total Return based on a $50,000,000 Investment

Average Annual Return [Table Text Block]	Net Assets$686,593,754 Total Number of Portfolio Holdings842 Total Advisory Fees Paid (net of reimbursements)$4,537,236 Portfolio Turnover Rate (excludes certain derivatives, if any)158%
AssetsNet	$ 686,593,754
Holdings Count | Holding	842
Advisory Fees Paid, Amount	$ 4,537,236
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$686,593,754
  Total Number of Portfolio Holdings842
  Total Advisory Fees Paid (net of reimbursements)$4,537,236
  Portfolio Turnover Rate (excludes certain derivatives, if any)158%

Holdings [Text Block]

Sector Allocation

Value	Value
Purchased Options	0.3
Consumer Staples	2.6
U.S. Treasury Obligations	40.7
Investment Companies	49.7

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	49.7	0.0
U.S. Treasury Obligations	40.7	0.0
Common Stocks	2.6	0.0
Purchased Options	0.3	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	19	17
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	9
Futures Contracts	24	17
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000082154
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy Fund
Class Name	I
Trading Symbol	AQMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$330	3.07%

Expenses Paid, Amount	$ 330
Expense Ratio, Percent	3.07%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy Fund (the “Fund”) actively invests in futures, futures-related instruments, forwards, swaps and securities, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 14.63%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,157	$10,265	$10,033
12/31/2017	$9,068	$10,628	$10,118
12/31/2018	$8,263	$10,629	$10,308
12/31/2019	$8,422	$11,556	$10,543
12/31/2020	$8,387	$12,423	$10,614
12/31/2021	$8,299	$12,232	$10,619
12/31/2022	$11,235	$10,641	$10,773
12/31/2023	$11,438	$11,229	$11,314
12/31/2024	$12,400	$11,369	$11,908
12/31/2025	$14,214	$12,199	$12,405

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	14.63%	11.13%	3.58%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

AssetsNet	$ 2,419,719,628
Holdings Count | Holding	2,277
Advisory Fees Paid, Amount	$ 20,620,348
InvestmentCompanyPortfolioTurnover	412.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$2,419,719,628
  Total Number of Portfolio Holdings2,277
  Total Advisory Fees Paid (net of reimbursements)$20,620,348
  Portfolio Turnover Rate (excludes certain derivatives, if any)412%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.2
Communication Services	(0.6)
Real Estate	(0.7)
Industrials	(0.9)
Health Care	2.3
Consumer Staples	(2.4)
Consumer Discretionary	3.0
Information Technology	(3.2)
Financials	5.0
Investment Companies	19.5
U.S. Treasury Obligations	63.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	96.0	(93.5)
U.S. Treasury Obligations	63.7	0.0
Investment Companies	19.5	0.0
Preferred Stocks	0.1	(0.3)
Purchased Options	0.4	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	11
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	26	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000082155
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy Fund
Class Name	N
Trading Symbol	AQMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$358	3.34%

Expenses Paid, Amount	$ 358
Expense Ratio, Percent	3.34%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy Fund (the “Fund”) actively invests in futures, futures-related instruments, forwards, swaps and securities, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 14.39%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,129	$10,265	$10,033
12/31/2017	$9,020	$10,628	$10,118
12/31/2018	$8,198	$10,629	$10,308
12/31/2019	$8,326	$11,556	$10,543
12/31/2020	$8,276	$12,423	$10,614
12/31/2021	$8,168	$12,232	$10,619
12/31/2022	$11,030	$10,641	$10,773
12/31/2023	$11,211	$11,229	$11,314
12/31/2024	$12,119	$11,369	$11,908
12/31/2025	$13,862	$12,199	$12,405

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	14.39%	10.87%	3.32%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

AssetsNet	$ 2,419,719,628
Holdings Count | Holding	2,277
Advisory Fees Paid, Amount	$ 20,620,348
InvestmentCompanyPortfolioTurnover	412.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$2,419,719,628
  Total Number of Portfolio Holdings2,277
  Total Advisory Fees Paid (net of reimbursements)$20,620,348
  Portfolio Turnover Rate (excludes certain derivatives, if any)412%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.2
Communication Services	(0.6)
Real Estate	(0.7)
Industrials	(0.9)
Health Care	2.3
Consumer Staples	(2.4)
Consumer Discretionary	3.0
Information Technology	(3.2)
Financials	5.0
Investment Companies	19.5
U.S. Treasury Obligations	63.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	96.0	(93.5)
U.S. Treasury Obligations	63.7	0.0
Investment Companies	19.5	0.0
Preferred Stocks	0.1	(0.3)
Purchased Options	0.4	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	11
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	26	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000145938
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy Fund
Class Name	R6
Trading Symbol	AQMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$322	3.00%

Expenses Paid, Amount	$ 322
Expense Ratio, Percent	3.00%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy Fund (the “Fund”) actively invests in futures, futures-related instruments, forwards, swaps and securities, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 14.81%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$45,783,992	$51,323,621	$50,162,964
12/31/2017	$45,390,997	$53,141,425	$50,590,915
12/31/2018	$41,362,791	$53,147,398	$51,541,308
12/31/2019	$42,201,033	$57,780,202	$52,716,690
12/31/2020	$42,073,234	$62,117,482	$53,068,413
12/31/2021	$41,676,579	$61,159,759	$53,094,426
12/31/2022	$56,436,273	$53,202,711	$53,867,218
12/31/2023	$57,574,124	$56,144,178	$56,568,618
12/31/2024	$62,389,908	$56,846,110	$59,539,282
12/31/2025	$71,631,202	$60,996,416	$62,026,706

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	14.81%	11.23%	3.66%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

AssetsNet	$ 2,419,719,628
Holdings Count | Holding	2,277
Advisory Fees Paid, Amount	$ 20,620,348
InvestmentCompanyPortfolioTurnover	412.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$2,419,719,628
  Total Number of Portfolio Holdings2,277
  Total Advisory Fees Paid (net of reimbursements)$20,620,348
  Portfolio Turnover Rate (excludes certain derivatives, if any)412%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.2
Communication Services	(0.6)
Real Estate	(0.7)
Industrials	(0.9)
Health Care	2.3
Consumer Staples	(2.4)
Consumer Discretionary	3.0
Information Technology	(3.2)
Financials	5.0
Investment Companies	19.5
U.S. Treasury Obligations	63.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	96.0	(93.5)
U.S. Treasury Obligations	63.7	0.0
Investment Companies	19.5	0.0
Preferred Stocks	0.1	(0.3)
Purchased Options	0.4	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	11
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	26	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000127657
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy HV Fund
Class Name	I
Trading Symbol	QMHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$478	4.35%

Expenses Paid, Amount	$ 478
Expense Ratio, Percent	4.35%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy HV Fund (the “Fund”) actively invests in futures, futures-related instruments, forwards, swaps and securities, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 19.98%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in U.S., Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$8,693	$10,265	$10,033
12/31/2017	$8,543	$10,628	$10,118
12/31/2018	$7,309	$10,629	$10,308
12/31/2019	$7,442	$11,556	$10,543
12/31/2020	$7,394	$12,423	$10,614
12/31/2021	$7,238	$12,232	$10,619
12/31/2022	$10,857	$10,641	$10,773
12/31/2023	$10,794	$11,229	$11,314
12/31/2024	$12,005	$11,369	$11,908
12/31/2025	$14,404	$12,199	$12,405

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	19.98%	14.27%	3.72%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

AssetsNet	$ 916,773,661
Holdings Count | Holding	2,334
Advisory Fees Paid, Amount	$ 9,185,515
InvestmentCompanyPortfolioTurnover	455.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$916,773,661
  Total Number of Portfolio Holdings2,334
  Total Advisory Fees Paid (net of reimbursements)$9,185,515
  Portfolio Turnover Rate (excludes certain derivatives, if any)455%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	(2.1)
Materials	1.7
Health Care	2.1
Communication Services	(2.5)
Utilities	(2.6)
Industrials	(3.4)
Consumer Staples	(4.4)
Information Technology	(5.9)
Financials	7.8
Investment Companies	28.3
U.S. Treasury Obligations	47.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	138.7	(148.5)
U.S. Treasury Obligations	47.4	0.0
Investment Companies	28.3	0.0
Preferred Stocks	0.4	(0.4)
Purchased Options	0.5	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	11
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	13
Futures Contracts	27	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000127658
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy HV Fund
Class Name	N
Trading Symbol	QMHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$505	4.60%

Expenses Paid, Amount	$ 505
Expense Ratio, Percent	4.60%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy HV Fund (the “Fund”) actively invests in futures, futures-related instruments, forwards, swaps and securities, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 19.66%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in U.S., Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$8,669	$10,265	$10,033
12/31/2017	$8,491	$10,628	$10,118
12/31/2018	$7,252	$10,629	$10,308
12/31/2019	$7,365	$11,556	$10,543
12/31/2020	$7,306	$12,423	$10,614
12/31/2021	$7,135	$12,232	$10,619
12/31/2022	$10,668	$10,641	$10,773
12/31/2023	$10,582	$11,229	$11,314
12/31/2024	$11,737	$11,369	$11,908
12/31/2025	$14,044	$12,199	$12,405

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	19.66%	13.96%	3.45%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

AssetsNet	$ 916,773,661
Holdings Count | Holding	2,334
Advisory Fees Paid, Amount	$ 9,185,515
InvestmentCompanyPortfolioTurnover	455.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$916,773,661
  Total Number of Portfolio Holdings2,334
  Total Advisory Fees Paid (net of reimbursements)$9,185,515
  Portfolio Turnover Rate (excludes certain derivatives, if any)455%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	(2.1)
Materials	1.7
Health Care	2.1
Communication Services	(2.5)
Utilities	(2.6)
Industrials	(3.4)
Consumer Staples	(4.4)
Information Technology	(5.9)
Financials	7.8
Investment Companies	28.3
U.S. Treasury Obligations	47.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	138.7	(148.5)
U.S. Treasury Obligations	47.4	0.0
Investment Companies	28.3	0.0
Preferred Stocks	0.4	(0.4)
Purchased Options	0.5	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	11
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	13
Futures Contracts	27	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000145945
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy HV Fund
Class Name	R6
Trading Symbol	QMHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$468	4.25%

Expenses Paid, Amount	$ 468
Expense Ratio, Percent	4.25%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy HV Fund (the “Fund”) actively invests in futures, futures-related instruments, forwards, swaps and securities, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 20.11%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in U.S., Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	ICE BofA US 3-Month Treasury Bill Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$43,463,862	$51,323,621	$50,162,964
12/31/2017	$42,762,832	$53,141,425	$50,590,915
12/31/2018	$36,640,503	$53,147,398	$51,541,308
12/31/2019	$37,348,399	$57,780,202	$52,716,690
12/31/2020	$37,165,927	$62,117,482	$53,068,413
12/31/2021	$36,451,160	$61,159,759	$53,094,426
12/31/2022	$54,657,349	$53,202,711	$53,867,218
12/31/2023	$54,472,302	$56,144,178	$56,568,618
12/31/2024	$60,607,681	$56,846,110	$59,539,282
12/31/2025	$72,792,914	$60,996,416	$62,026,706

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	20.11%	14.39%	3.83%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

AssetsNet	$ 916,773,661
Holdings Count | Holding	2,334
Advisory Fees Paid, Amount	$ 9,185,515
InvestmentCompanyPortfolioTurnover	455.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$916,773,661
  Total Number of Portfolio Holdings2,334
  Total Advisory Fees Paid (net of reimbursements)$9,185,515
  Portfolio Turnover Rate (excludes certain derivatives, if any)455%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	(2.1)
Materials	1.7
Health Care	2.1
Communication Services	(2.5)
Utilities	(2.6)
Industrials	(3.4)
Consumer Staples	(4.4)
Information Technology	(5.9)
Financials	7.8
Investment Companies	28.3
U.S. Treasury Obligations	47.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	138.7	(148.5)
U.S. Treasury Obligations	47.4	0.0
Investment Companies	28.3	0.0
Preferred Stocks	0.4	(0.4)
Purchased Options	0.5	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	11
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	13
Futures Contracts	27	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000261316
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion Fund
Class Name	I
Trading Symbol	QMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR MS Fusion Fund for the period of June 25, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$295	5.26%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 295
Expense Ratio, Percent	5.26%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR MS Fusion Fund (the “Fund”) seeks to build a diversified portfolio by investing in a wide range of lowly-correlated alternative strategies, fused with strategic exposure to the U.S. equity markets. Alternative strategies employed include directional macro strategy, market neutral macro strategy, and market neutral stock selection strategy. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class I Shares of the Fund returned 15.24%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  In addition to strong performance stemming from strategic exposure to the S&P 500® Total Return Index, both the stock selection and directional macro strategies contributed.

  Stock selection was the largest contributor to gains with gains shared across many signal types.

  Within the directional macro strategy, gains were driven by positioning within equity indices.

  The market neutral macro strategy detracted. Losses were driven by positioning within currencies and, to a lesser extent, fixed income markets.

Average Annual Return [Table Text Block]
Since Inception (6/25/2025)
Class I	15.24%
S&P 500® Total Return Index	13.07%

AssetsNet	$ 23,461,781
Holdings Count | Holding	2,227
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	251.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$23,461,781 Total Number of Portfolio Holdings2,227 Total Advisory Fees Paid (net of reimbursements)$0 Portfolio Turnover Rate (excludes certain derivatives, if any)251%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.5
Energy	(1.4)
Materials	1.9
Industrials	1.9
Communication Services	(2.1)
Consumer Discretionary	2.2
Utilities	(3.0)
Consumer Staples	(3.7)
Financials	3.8
Investment Companies	27.2
U.S. Treasury Obligations	44.6

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	179.6	(178.2)
U.S. Treasury Obligations	44.6	0.0
Investment Companies	27.2	0.0
Preferred Stocks	0.0	(0.5)
Purchased Options	0.2	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	21	21
Total Return Swaps	1	0
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	10
Futures Contracts	25	11
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000261315
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion Fund
Class Name	N
Trading Symbol	QMFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR MS Fusion Fund for the period of June 25, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$309	5.51%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 309
Expense Ratio, Percent	5.51%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR MS Fusion Fund (the “Fund”) seeks to build a diversified portfolio by investing in a wide range of lowly-correlated alternative strategies, fused with strategic exposure to the U.S. equity markets. Alternative strategies employed include directional macro strategy, market neutral macro strategy, and market neutral stock selection strategy. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class N Shares of the Fund returned 15.04%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  In addition to strong performance stemming from strategic exposure to the S&P 500® Total Return Index, both the stock selection and directional macro strategies contributed.

  Stock selection was the largest contributor to gains with gains shared across many signal types.

  Within the directional macro strategy, gains were driven by positioning within equity indices.

  The market neutral macro strategy detracted. Losses were driven by positioning within currencies and, to a lesser extent, fixed income markets.

Average Annual Return [Table Text Block]
Since Inception (6/25/2025)
Class N	15.04%
S&P 500® Total Return Index	13.07%

AssetsNet	$ 23,461,781
Holdings Count | Holding	2,227
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	251.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$23,461,781 Total Number of Portfolio Holdings2,227 Total Advisory Fees Paid (net of reimbursements)$0 Portfolio Turnover Rate (excludes certain derivatives, if any)251%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.5
Energy	(1.4)
Materials	1.9
Industrials	1.9
Communication Services	(2.1)
Consumer Discretionary	2.2
Utilities	(3.0)
Consumer Staples	(3.7)
Financials	3.8
Investment Companies	27.2
U.S. Treasury Obligations	44.6

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	179.6	(178.2)
U.S. Treasury Obligations	44.6	0.0
Investment Companies	27.2	0.0
Preferred Stocks	0.0	(0.5)
Purchased Options	0.2	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	21	21
Total Return Swaps	1	0
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	10
Futures Contracts	25	11
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000261317
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion Fund
Class Name	R6
Trading Symbol	QMFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR MS Fusion Fund for the period of June 25, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$290	5.16%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 290
Expense Ratio, Percent	5.16%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR MS Fusion Fund (the “Fund”) seeks to build a diversified portfolio by investing in a wide range of lowly-correlated alternative strategies, fused with strategic exposure to the U.S. equity markets. Alternative strategies employed include directional macro strategy, market neutral macro strategy, and market neutral stock selection strategy. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class R6 Shares of the Fund returned 15.26%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  In addition to strong performance stemming from strategic exposure to the S&P 500® Total Return Index, both the stock selection and directional macro strategies contributed.

  Stock selection was the largest contributor to gains with gains shared across many signal types.

  Within the directional macro strategy, gains were driven by positioning within equity indices.

  The market neutral macro strategy detracted. Losses were driven by positioning within currencies and, to a lesser extent, fixed income markets.

Average Annual Return [Table Text Block]
Since Inception (6/25/2025)
Class R6	15.26%
S&P 500® Total Return Index	13.07%

AssetsNet	$ 23,461,781
Holdings Count | Holding	2,227
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	251.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$23,461,781 Total Number of Portfolio Holdings2,227 Total Advisory Fees Paid (net of reimbursements)$0 Portfolio Turnover Rate (excludes certain derivatives, if any)251%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.5
Energy	(1.4)
Materials	1.9
Industrials	1.9
Communication Services	(2.1)
Consumer Discretionary	2.2
Utilities	(3.0)
Consumer Staples	(3.7)
Financials	3.8
Investment Companies	27.2
U.S. Treasury Obligations	44.6

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	179.6	(178.2)
U.S. Treasury Obligations	44.6	0.0
Investment Companies	27.2	0.0
Preferred Stocks	0.0	(0.5)
Purchased Options	0.2	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	21	21
Total Return Swaps	1	0
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	10
Futures Contracts	25	11
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000261320
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion HV Fund
Class Name	I
Trading Symbol	QHFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of June 25, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$489	8.60%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 489
Expense Ratio, Percent	8.60%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR MS Fusion HV Fund (the “Fund”) seeks to build a diversified portfolio by investing in a wide range of lowly-correlated alternative strategies, fused with strategic exposure to the U.S. equity markets. Alternative strategies employed include directional macro strategy, market neutral macro strategy, and market neutral stock selection strategy. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class I Shares of the Fund returned 18.30%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  In addition to strong performance stemming from strategic exposure to the S&P 500® Total Return Index, both the stock selection and directional macro strategies contributed.

  Stock selection was the largest contributor to gains with gains shared across many signal types.

  The directional macro strategy also contributed. Within the directional macro strategy, gains were driven by positioning within equity indices.

  The market neutral macro strategy detracted. Losses were driven by positioning within currencies and, to a lesser extent, fixed income markets.

Average Annual Return [Table Text Block]
Since Inception (6/25/2025)
Class I	18.30%
S&P 500® Total Return Index	13.07%

AssetsNet	$ 54,717,733
Holdings Count | Holding	2,290
Advisory Fees Paid, Amount	$ 324,084
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$54,717,733
  Total Number of Portfolio Holdings2,290
  Total Advisory Fees Paid (net of reimbursements)$324,084
  Portfolio Turnover Rate (excludes certain derivatives, if any)278%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.2
Communication Services	(2.0)
Information Technology	2.2
Materials	2.5
Real Estate	(4.9)
Consumer Discretionary	8.8
Utilities	(9.6)
Consumer Staples	(10.0)
Financials	13.1
Investment Companies	31.9
U.S. Treasury Obligations	32.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	226.1	(224.8)
U.S. Treasury Obligations	32.4	0.0
Investment Companies	31.9	0.0
Preferred Stocks	0.2	(0.5)
Purchased Options	0.3	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	19
Total Return Swaps	1	0
OTC Equity Index Option Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	10
Futures Contracts	24	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000261319
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion HV Fund
Class Name	N
Trading Symbol	QHFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of June 25, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$503	8.85%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 503
Expense Ratio, Percent	8.85%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR MS Fusion HV Fund (the “Fund”) seeks to build a diversified portfolio by investing in a wide range of lowly-correlated alternative strategies, fused with strategic exposure to the U.S. equity markets. Alternative strategies employed include directional macro strategy, market neutral macro strategy, and market neutral stock selection strategy. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class N Shares of the Fund returned 18.20%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  In addition to strong performance stemming from strategic exposure to the S&P 500® Total Return Index, both the stock selection and directional macro strategies contributed.

  Stock selection was the largest contributor to gains with gains shared across many signal types.

  The directional macro strategy also contributed. Within the directional macro strategy, gains were driven by positioning within equity indices.

  The market neutral macro strategy detracted. Losses were driven by positioning within currencies and, to a lesser extent, fixed income markets.

Average Annual Return [Table Text Block]
Since Inception (6/25/2025)
Class N	18.20%
S&P 500® Total Return Index	13.07%

AssetsNet	$ 54,717,733
Holdings Count | Holding	2,290
Advisory Fees Paid, Amount	$ 324,084
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$54,717,733
  Total Number of Portfolio Holdings2,290
  Total Advisory Fees Paid (net of reimbursements)$324,084
  Portfolio Turnover Rate (excludes certain derivatives, if any)278%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.2
Communication Services	(2.0)
Information Technology	2.2
Materials	2.5
Real Estate	(4.9)
Consumer Discretionary	8.8
Utilities	(9.6)
Consumer Staples	(10.0)
Financials	13.1
Investment Companies	31.9
U.S. Treasury Obligations	32.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	226.1	(224.8)
U.S. Treasury Obligations	32.4	0.0
Investment Companies	31.9	0.0
Preferred Stocks	0.2	(0.5)
Purchased Options	0.3	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	19
Total Return Swaps	1	0
OTC Equity Index Option Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	10
Futures Contracts	24	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000261318
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion HV Fund
Class Name	R6
Trading Symbol	QHFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of June 25, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$483	8.50%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 483
Expense Ratio, Percent	8.50%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR MS Fusion HV Fund (the “Fund”) seeks to build a diversified portfolio by investing in a wide range of lowly-correlated alternative strategies, fused with strategic exposure to the U.S. equity markets. Alternative strategies employed include directional macro strategy, market neutral macro strategy, and market neutral stock selection strategy. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the period from June 25, 2025 to December 31, 2025, the Class R6 Shares of the Fund returned 18.40%, net of fees. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, returned 13.07%.

Top Contributors:

Top Detractors:

  In addition to strong performance stemming from strategic exposure to the S&P 500® Total Return Index, both the stock selection and directional macro strategies contributed.

  Stock selection was the largest contributor to gains with gains shared across many signal types.

  The directional macro strategy also contributed. Within the directional macro strategy, gains were driven by positioning within equity indices.

  The market neutral macro strategy detracted. Losses were driven by positioning within currencies and, to a lesser extent, fixed income markets.

Average Annual Return [Table Text Block]
Since Inception (6/25/2025)
Class R6	18.40%
S&P 500® Total Return Index	13.07%

AssetsNet	$ 54,717,733
Holdings Count | Holding	2,290
Advisory Fees Paid, Amount	$ 324,084
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$54,717,733
  Total Number of Portfolio Holdings2,290
  Total Advisory Fees Paid (net of reimbursements)$324,084
  Portfolio Turnover Rate (excludes certain derivatives, if any)278%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.2
Communication Services	(2.0)
Information Technology	2.2
Materials	2.5
Real Estate	(4.9)
Consumer Discretionary	8.8
Utilities	(9.6)
Consumer Staples	(10.0)
Financials	13.1
Investment Companies	31.9
U.S. Treasury Obligations	32.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	226.1	(224.8)
U.S. Treasury Obligations	32.4	0.0
Investment Companies	31.9	0.0
Preferred Stocks	0.2	(0.5)
Purchased Options	0.3	0.0
Rights	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	19
Total Return Swaps	1	0
OTC Equity Index Option Contracts	1	0
Forward Foreign Currency Exchange Contracts	10	10
Futures Contracts	24	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000091909
Shareholder Report [Line Items]
Fund Name	AQR Multi-Asset Fund
Class Name	I
Trading Symbol	AQRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.02%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Multi-Asset Fund (the “Fund”) pursues its investment objective by delivering risk-balanced exposure to a broadly diversified set of global market risk premia by investing across a universe of developed market equities, nominal and inflation-linked government bonds issued by developed countries, developed and emerging market currencies, and commodities. The Fund achieves its exposure by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 18.72%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, the Fund’s secondary benchmark, the S&P 500® Total Return Index, and the Fund’s performance benchmark, 60% S&P 500® Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index, returned 7.30%, 17.88% and 13.70%, respectively.

Top Contributors:

Top Detractors:

  Exposure to inflation risk premia through investments in commodities, particularly precious metals.

  Exposure to equity risk premia through investments in equities and equity index derivatives.

  Exposure to nominal interest rate risk premia through investments in bond futures.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	S&P 500® Total Return Index	60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,010	$10,265	$11,196	$10,831
12/31/2017	$12,810	$10,628	$13,640	$12,370
12/31/2018	$11,919	$10,629	$13,042	$12,079
12/31/2019	$14,428	$11,556	$17,149	$14,758
12/31/2020	$14,815	$12,423	$20,304	$16,932
12/31/2021	$16,939	$12,232	$26,132	$19,617
12/31/2022	$15,157	$10,641	$21,399	$16,520
12/31/2023	$16,844	$11,229	$27,025	$19,439
12/31/2024	$18,683	$11,369	$33,786	$22,364
12/31/2025	$22,181	$12,199	$39,827	$25,428

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	18.72%	8.41%	8.29%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
S&P 500® Total Return Index	17.88%	14.42%	14.82%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	13.70%	8.47%	9.78%

AssetsNet	$ 1,848,216,537
Holdings Count | Holding	1,037
Advisory Fees Paid, Amount	$ 7,627,453
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$1,848,216,537
  Total Number of Portfolio Holdings1,037
  Total Advisory Fees Paid (net of reimbursements)$7,627,453
  Portfolio Turnover Rate (excludes certain derivatives, if any)110%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.7
Energy	1.5
Communication Services	2.8
Industrials	2.9
Health Care	4.4
Consumer Discretionary	6.3
Financials	8.8
Foreign Government Securities	9.0
Information Technology	11.5
Investment Companies	17.1
U.S. Treasury Obligations	27.2

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	51.9	(12.0)
U.S. Treasury Obligations	27.2	0.0
Investment Companies	17.1	0.0
Foreign Government Securities	9.0	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Warrants	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	1	1
Forward Foreign Currency Exchange Contracts	21	21
Futures Contracts	49	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000091908
Shareholder Report [Line Items]
Fund Name	AQR Multi-Asset Fund
Class Name	N
Trading Symbol	AQRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$139	1.27%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Multi-Asset Fund (the “Fund”) pursues its investment objective by delivering risk-balanced exposure to a broadly diversified set of global market risk premia by investing across a universe of developed market equities, nominal and inflation-linked government bonds issued by developed countries, developed and emerging market currencies, and commodities. The Fund achieves its exposure by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 18.47%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, the Fund’s secondary benchmark, the S&P 500® Total Return Index, and the Fund’s performance benchmark, 60% S&P 500® Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index, returned 7.30%, 17.88% and 13.70%, respectively.

Top Contributors:

Top Detractors:

  Exposure to inflation risk premia through investments in commodities, particularly precious metals.

  Exposure to equity risk premia through investments in equities and equity index derivatives.

  Exposure to nominal interest rate risk premia through investments in bond futures.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	S&P 500® Total Return Index	60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,966	$10,265	$11,196	$10,831
12/31/2017	$12,735	$10,628	$13,640	$12,370
12/31/2018	$11,814	$10,629	$13,042	$12,079
12/31/2019	$14,256	$11,556	$17,149	$14,758
12/31/2020	$14,599	$12,423	$20,304	$16,932
12/31/2021	$16,651	$12,232	$26,132	$19,617
12/31/2022	$14,869	$10,641	$21,399	$16,520
12/31/2023	$16,492	$11,229	$27,025	$19,439
12/31/2024	$18,231	$11,369	$33,786	$22,364
12/31/2025	$21,598	$12,199	$39,827	$25,428

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	18.47%	8.15%	8.00%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
S&P 500® Total Return Index	17.88%	14.42%	14.82%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	13.70%	8.47%	9.78%

AssetsNet	$ 1,848,216,537
Holdings Count | Holding	1,037
Advisory Fees Paid, Amount	$ 7,627,453
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$1,848,216,537
  Total Number of Portfolio Holdings1,037
  Total Advisory Fees Paid (net of reimbursements)$7,627,453
  Portfolio Turnover Rate (excludes certain derivatives, if any)110%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.7
Energy	1.5
Communication Services	2.8
Industrials	2.9
Health Care	4.4
Consumer Discretionary	6.3
Financials	8.8
Foreign Government Securities	9.0
Information Technology	11.5
Investment Companies	17.1
U.S. Treasury Obligations	27.2

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	51.9	(12.0)
U.S. Treasury Obligations	27.2	0.0
Investment Companies	17.1	0.0
Foreign Government Securities	9.0	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Warrants	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	1	1
Forward Foreign Currency Exchange Contracts	21	21
Futures Contracts	49	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000145939
Shareholder Report [Line Items]
Fund Name	AQR Multi-Asset Fund
Class Name	R6
Trading Symbol	AQRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Multi-Asset Fund (the “Fund”) pursues its investment objective by delivering risk-balanced exposure to a broadly diversified set of global market risk premia by investing across a universe of developed market equities, nominal and inflation-linked government bonds issued by developed countries, developed and emerging market currencies, and commodities. The Fund achieves its exposure by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 18.86%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, the Fund’s secondary benchmark, the S&P 500® Total Return Index, and the Fund’s performance benchmark, 60% S&P 500® Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index, returned 7.30%, 17.88% and 13.70%, respectively.

Top Contributors:

Top Detractors:

  Exposure to inflation risk premia through investments in commodities, particularly precious metals.

  Exposure to equity risk premia through investments in equities and equity index derivatives.

  Exposure to nominal interest rate risk premia through investments in bond futures.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	S&P 500® Total Return Index	60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$55,028,922	$51,323,621	$55,979,956	$54,152,797
12/31/2017	$64,140,217	$53,141,425	$68,201,277	$61,847,993
12/31/2018	$59,690,528	$53,147,398	$65,211,168	$60,396,576
12/31/2019	$72,266,245	$57,780,202	$85,743,798	$73,791,934
12/31/2020	$74,275,799	$62,117,482	$101,519,651	$84,660,816
12/31/2021	$85,027,978	$61,159,759	$130,661,241	$98,085,262
12/31/2022	$76,158,769	$53,202,711	$106,997,331	$82,601,194
12/31/2023	$84,723,840	$56,144,178	$135,124,424	$97,195,808
12/31/2024	$93,977,053	$56,846,110	$168,932,123	$111,817,531
12/31/2025	$111,699,167	$60,996,416	$199,137,142	$127,138,044

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	18.86%	8.50%	8.37%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
S&P 500® Total Return Index	17.88%	14.42%	14.82%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	13.70%	8.47%	9.78%

AssetsNet	$ 1,848,216,537
Holdings Count | Holding	1,037
Advisory Fees Paid, Amount	$ 7,627,453
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$1,848,216,537
  Total Number of Portfolio Holdings1,037
  Total Advisory Fees Paid (net of reimbursements)$7,627,453
  Portfolio Turnover Rate (excludes certain derivatives, if any)110%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.7
Energy	1.5
Communication Services	2.8
Industrials	2.9
Health Care	4.4
Consumer Discretionary	6.3
Financials	8.8
Foreign Government Securities	9.0
Information Technology	11.5
Investment Companies	17.1
U.S. Treasury Obligations	27.2

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	51.9	(12.0)
U.S. Treasury Obligations	27.2	0.0
Investment Companies	17.1	0.0
Foreign Government Securities	9.0	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Warrants	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	1	1
Forward Foreign Currency Exchange Contracts	21	21
Futures Contracts	49	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000115560
Shareholder Report [Line Items]
Fund Name	AQR Risk-Balanced Commodities Strategy Fund
Class Name	I
Trading Symbol	ARCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Risk-Balanced Commodities Strategy Fund (the “Fund”) seeks exposure to individual commodities and sectors by investing (directly or through a wholly-owned and controlled subsidiary) in commodity-linked derivative instruments. The Fund seeks to balance the allocation of risk (as measured by forecasted volatility) across the commodity sectors over time. The Fund also employs a tactical strategy, which takes active views in individual commodities and sectors. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 20.88%. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the Bloomberg Commodity Total Return Index, returned 7.30% and 15.77% respectively.

Top Contributors:

Top Detractors:

  The strategic component that provides long exposure to commodities in a risk-balanced manner drove positive results.

  By sector, gains were driven by precious metals and base metals such as copper.

  The tactical strategy detracted from performance, with losses coming primarily from active views in energies.

Line Graph [Table Text Block]

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	Bloomberg Commodity Total Return Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,658	$10,265	$11,177
12/31/2017	$12,872	$10,628	$11,367
12/31/2018	$10,610	$10,629	$10,089
12/31/2019	$12,534	$11,556	$10,865
12/31/2020	$13,556	$12,423	$10,525
12/31/2021	$18,923	$12,232	$13,379
12/31/2022	$22,980	$10,641	$15,532
12/31/2023	$22,926	$11,229	$14,303
12/31/2024	$24,635	$11,369	$15,072
12/31/2025	$29,778	$12,199	$17,450

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	20.88%	17.05%	11.53%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
Bloomberg Commodity Total Return Index	15.77%	10.64%	5.73%

AssetsNet	$ 1,141,092,134
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 6,849,122
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$1,141,092,134
  Total Number of Portfolio Holdings262
  Total Advisory Fees Paid (net of reimbursements)$6,849,122
  Portfolio Turnover Rate (excludes certain derivatives, if any)0%

Holdings [Text Block]

Net Derivative Exposure by Sector

Value	Value
Energies	18.52%
Grains	24.95%
Industrial Metals	24.99%
Precious Metals	18.68%
Softs	9.89%
Livestock	2.96%

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	11	0
Futures Contracts	69	20
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000115559
Shareholder Report [Line Items]
Fund Name	AQR Risk-Balanced Commodities Strategy Fund
Class Name	N
Trading Symbol	ARCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Risk-Balanced Commodities Strategy Fund (the “Fund”) seeks exposure to individual commodities and sectors by investing (directly or through a wholly-owned and controlled subsidiary) in commodity-linked derivative instruments. The Fund seeks to balance the allocation of risk (as measured by forecasted volatility) across the commodity sectors over time. The Fund also employs a tactical strategy, which takes active views in individual commodities and sectors. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 20.66%. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the Bloomberg Commodity Total Return Index, returned 7.30% and 15.77% respectively.

Top Contributors:

Top Detractors:

  The strategic component that provides long exposure to commodities in a risk-balanced manner drove positive results.

  By sector, gains were driven by precious metals and base metals such as copper.

  The tactical strategy detracted from performance, with losses coming primarily from active views in energies.

Line Graph [Table Text Block]

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	Bloomberg Commodity Total Return Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,616	$10,265	$11,177
12/31/2017	$12,802	$10,628	$11,367
12/31/2018	$10,520	$10,629	$10,089
12/31/2019	$12,379	$11,556	$10,865
12/31/2020	$13,383	$12,423	$10,525
12/31/2021	$18,647	$12,232	$13,379
12/31/2022	$22,564	$10,641	$15,532
12/31/2023	$22,448	$11,229	$14,303
12/31/2024	$24,065	$11,369	$15,072
12/31/2025	$29,036	$12,199	$17,450

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	20.66%	16.76%	11.25%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
Bloomberg Commodity Total Return Index	15.77%	10.64%	5.73%

AssetsNet	$ 1,141,092,134
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 6,849,122
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$1,141,092,134
  Total Number of Portfolio Holdings262
  Total Advisory Fees Paid (net of reimbursements)$6,849,122
  Portfolio Turnover Rate (excludes certain derivatives, if any)0%

Holdings [Text Block]

Net Derivative Exposure by Sector

Value	Value
Energies	18.52%
Grains	24.95%
Industrial Metals	24.99%
Precious Metals	18.68%
Softs	9.89%
Livestock	2.96%

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	11	0
Futures Contracts	69	20
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000145941
Shareholder Report [Line Items]
Fund Name	AQR Risk-Balanced Commodities Strategy Fund
Class Name	R6
Trading Symbol	QRCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Risk-Balanced Commodities Strategy Fund (the “Fund”) seeks exposure to individual commodities and sectors by investing (directly or through a wholly-owned and controlled subsidiary) in commodity-linked derivative instruments. The Fund seeks to balance the allocation of risk (as measured by forecasted volatility) across the commodity sectors over time. The Fund also employs a tactical strategy, which takes active views in individual commodities and sectors. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 20.96%. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the Bloomberg Commodity Total Return Index, returned 7.30% and 15.77% respectively.

Top Contributors:

Top Detractors:

  The strategic component that provides long exposure to commodities in a risk-balanced manner drove positive results.

  By sector, gains were driven by precious metals and base metals such as copper.

  The tactical strategy detracted from performance, with losses coming primarily from active views in energies.

Line Graph [Table Text Block]

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	Bloomberg Commodity Total Return Index
12/31/2015	$50,000,000	$50,000,000	$50,000,000
12/31/2016	$58,304,773	$51,323,621	$55,883,326
12/31/2017	$64,458,004	$53,141,425	$56,835,709
12/31/2018	$53,113,142	$53,147,398	$50,444,277
12/31/2019	$62,778,414	$57,780,202	$54,323,921
12/31/2020	$67,984,965	$62,117,482	$52,626,908
12/31/2021	$95,102,574	$61,159,759	$66,893,632
12/31/2022	$115,498,115	$53,202,711	$77,658,949
12/31/2023	$115,318,740	$56,144,178	$71,514,116
12/31/2024	$124,106,156	$56,846,110	$75,362,145
12/31/2025	$150,117,817	$60,996,416	$87,248,340

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	20.96%	17.17%	11.62%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
Bloomberg Commodity Total Return Index	15.77%	10.64%	5.73%

AssetsNet	$ 1,141,092,134
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 6,849,122
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$1,141,092,134
  Total Number of Portfolio Holdings262
  Total Advisory Fees Paid (net of reimbursements)$6,849,122
  Portfolio Turnover Rate (excludes certain derivatives, if any)0%

Holdings [Text Block]

Net Derivative Exposure by Sector

Value	Value
Energies	18.52%
Grains	24.95%
Industrial Metals	24.99%
Precious Metals	18.68%
Softs	9.89%
Livestock	2.96%

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	11	0
Futures Contracts	69	20
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000130629
Shareholder Report [Line Items]
Fund Name	AQR Style Premia Alternative Fund
Class Name	I
Trading Symbol	QSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$654	6.09%

Expenses Paid, Amount	$ 654
Expense Ratio, Percent	6.09%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Style Premia Alternative Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to four separate investment styles 1) value, 2) momentum, 3) carry, and 4) defensive, using long and short positions in the following asset groups: equities, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 14.81%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum and value signals were the primary driver.

  Equity indices were the next largest contributor. Within equity indices, gains were driven by developed country selection.

  The largest detractor from an asset group perspective was commodities where losses were shared between the commodity sector selection and within-energies commodity selection sub-strategies.

  Currencies also detracted over the period. Losses were shared between developed and emerging currency selection.

  Within stock selection, defensive signals modestly detracted over the year.

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	14.81%	20.65%	5.99%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

AssetsNet	$ 1,854,093,594
Holdings Count | Holding	2,212
Advisory Fees Paid, Amount	$ 19,809,564
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,854,093,594 Total Number of Portfolio Holdings2,212 Total Advisory Fees Paid$19,809,564 Portfolio Turnover Rate (excludes certain derivatives, if any)142%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(5.6)
Utilities	3.2
Communication Services	3.5
Industrials	3.8
Consumer Discretionary	(3.9)
Real Estate	(6.0)
Information Technology	6.5
Health Care	7.8
Financials	13.1
U.S. Treasury Obligations	29.7
Investment Companies	36.3

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	195.5	(172.4)
Investment Companies	36.3	0.0
U.S. Treasury Obligations	29.7	0.0
Preferred Stocks	0.0Footnote Reference†	(1.0)
Purchased Options	0.3	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	18	17
Total Return Swaps	3	2
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	14	15
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000130630
Shareholder Report [Line Items]
Fund Name	AQR Style Premia Alternative Fund
Class Name	N
Trading Symbol	QSPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$680	6.35%

Expenses Paid, Amount	$ 680
Expense Ratio, Percent	6.35%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Style Premia Alternative Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to four separate investment styles 1) value, 2) momentum, 3) carry, and 4) defensive, using long and short positions in the following asset groups: equities, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 14.35%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum and value signals were the primary driver.

  Equity indices were the next largest contributor. Within equity indices, gains were driven by developed country selection.

  The largest detractor from an asset group perspective was commodities where losses were shared between the commodity sector selection and within-energies commodity selection sub-strategies.

  Currencies also detracted over the period. Losses were shared between developed and emerging currency selection.

  Within stock selection, defensive signals modestly detracted over the year.

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	14.35%	20.33%	5.71%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

AssetsNet	$ 1,854,093,594
Holdings Count | Holding	2,212
Advisory Fees Paid, Amount	$ 19,809,564
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,854,093,594 Total Number of Portfolio Holdings2,212 Total Advisory Fees Paid$19,809,564 Portfolio Turnover Rate (excludes certain derivatives, if any)142%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(5.6)
Utilities	3.2
Communication Services	3.5
Industrials	3.8
Consumer Discretionary	(3.9)
Real Estate	(6.0)
Information Technology	6.5
Health Care	7.8
Financials	13.1
U.S. Treasury Obligations	29.7
Investment Companies	36.3

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	195.5	(172.4)
Investment Companies	36.3	0.0
U.S. Treasury Obligations	29.7	0.0
Preferred Stocks	0.0Footnote Reference†	(1.0)
Purchased Options	0.3	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	18	17
Total Return Swaps	3	2
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	14	15
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000145946
Shareholder Report [Line Items]
Fund Name	AQR Style Premia Alternative Fund
Class Name	R6
Trading Symbol	QSPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$644	6.00%

Expenses Paid, Amount	$ 644
Expense Ratio, Percent	6.00%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Style Premia Alternative Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to four separate investment styles 1) value, 2) momentum, 3) carry, and 4) defensive, using long and short positions in the following asset groups: equities, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 14.93%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, returned 7.30% and 4.18%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum and value signals were the primary driver.

  Equity indices were the next largest contributor. Within equity indices, gains were driven by developed country selection.

  The largest detractor from an asset group perspective was commodities where losses were shared between the commodity sector selection and within-energies commodity selection sub-strategies.

  Currencies also detracted over the period. Losses were shared between developed and emerging currency selection.

  Within stock selection, defensive signals modestly detracted over the year.

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	14.93%	20.77%	6.09%
Bloomberg U.S. Aggregate Bond Total Return Index	7.30%	-0.36%	2.01%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

AssetsNet	$ 1,854,093,594
Holdings Count | Holding	2,212
Advisory Fees Paid, Amount	$ 19,809,564
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,854,093,594 Total Number of Portfolio Holdings2,212 Total Advisory Fees Paid$19,809,564 Portfolio Turnover Rate (excludes certain derivatives, if any)142%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(5.6)
Utilities	3.2
Communication Services	3.5
Industrials	3.8
Consumer Discretionary	(3.9)
Real Estate	(6.0)
Information Technology	6.5
Health Care	7.8
Financials	13.1
U.S. Treasury Obligations	29.7
Investment Companies	36.3

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	195.5	(172.4)
Investment Companies	36.3	0.0
U.S. Treasury Obligations	29.7	0.0
Preferred Stocks	0.0Footnote Reference†	(1.0)
Purchased Options	0.3	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	18	17
Total Return Swaps	3	2
OTC Interest Rate Swaption Contracts	2	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	14	14
Futures Contracts	14	15
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000232928
Shareholder Report [Line Items]
Fund Name	AQR Trend Total Return Fund
Class Name	I
Trading Symbol	QNZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$362	3.24%

Expenses Paid, Amount	$ 362
Expense Ratio, Percent	3.24%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Trend Total Return Fund (the “Fund”) pursues its investment objective by allocating assets among four major asset classes: commodities, currencies, equities, and fixed income. Generally, the Fund gains exposure to asset classes by investing in futures contracts, futures-related instruments, forwards, swaps and securities. The Fund seeks to provide investors with two different sources of return: 1) strategic exposure to equity markets, and 2) the potential gains from a trend-following approach. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class I Shares of the Fund returned 23.26%. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% S&P 500® Total Return Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 17.88%, 4.18% and 10.99%, respectively.

Top Contributors:

Top Detractors:

  Trends in alternative markets were the largest contributor. Trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Strategic exposure to equity markets benefited performance as U.S. equity markets rallied over the period.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

Line Graph [Table Text Block]
	Class IFootnote Reference*	S&P 500® Total Return Index	ICE BofA US 3-Month Treasury Bill Index	50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
12/16/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,080	$10,213	$10,000	$10,108
12/31/2022	$11,638	$8,364	$10,146	$9,274
12/31/2023	$14,380	$10,562	$10,655	$10,710
12/31/2024	$19,375	$13,205	$11,214	$12,305
12/31/2025	$23,882	$15,566	$11,683	$13,656

Average Annual Return [Table Text Block]
	1 Year	Since Inception (12/16/2021)
Class I	23.26%	24.04%Footnote Reference*
S&P 500® Total Return Index	17.88%	11.56%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.92%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index	10.99%	8.01%

AssetsNet	$ 115,310,308
Holdings Count | Holding	2,285
Advisory Fees Paid, Amount	$ 407,736
InvestmentCompanyPortfolioTurnover	461.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$115,310,308
  Total Number of Portfolio Holdings2,285
  Total Advisory Fees Paid (net of reimbursements)$407,736
  Portfolio Turnover Rate (excludes certain derivatives, if any)461%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.3)
Utilities	(0.7)
Health Care	1.0
Energy	(1.0)
Communication Services	(1.1)
Industrials	(2.7)
Consumer Staples	(3.9)
Information Technology	(4.5)
Financials	4.8
U.S. Treasury Obligations	13.0
Investment Companies	64.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	81.8	(90.4)
Investment Companies	64.8	0.0
U.S. Treasury Obligations	13.0	0.0
Preferred Stocks	0.1	(0.2)
Purchased Options	0.3	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	10
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	13	12
Futures Contracts	31	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000232926
Shareholder Report [Line Items]
Fund Name	AQR Trend Total Return Fund
Class Name	N
Trading Symbol	QNZNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$389	3.49%

Expenses Paid, Amount	$ 389
Expense Ratio, Percent	3.49%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Trend Total Return Fund (the “Fund”) pursues its investment objective by allocating assets among four major asset classes: commodities, currencies, equities, and fixed income. Generally, the Fund gains exposure to asset classes by investing in futures contracts, futures-related instruments, forwards, swaps and securities. The Fund seeks to provide investors with two different sources of return: 1) strategic exposure to equity markets, and 2) the potential gains from a trend-following approach. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class N Shares of the Fund returned 22.88%. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% S&P 500® Total Return Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 17.88%, 4.18% and 10.99%, respectively.

Top Contributors:

Top Detractors:

  Trends in alternative markets were the largest contributor. Trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Strategic exposure to equity markets benefited performance as U.S. equity markets rallied over the period.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

Line Graph [Table Text Block]
	Class NFootnote Reference*	S&P 500® Total Return Index	ICE BofA US 3-Month Treasury Bill Index	50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
12/16/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,080	$10,213	$10,000	$10,108
12/31/2022	$11,606	$8,364	$10,146	$9,274
12/31/2023	$14,307	$10,562	$10,655	$10,710
12/31/2024	$19,241	$13,205	$11,214	$12,305
12/31/2025	$23,644	$15,566	$11,683	$13,656

Average Annual Return [Table Text Block]
	1 Year	Since Inception (12/16/2021)
Class N	22.88%	23.73%Footnote Reference*
S&P 500® Total Return Index	17.88%	11.56%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.92%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index	10.99%	8.01%

AssetsNet	$ 115,310,308
Holdings Count | Holding	2,285
Advisory Fees Paid, Amount	$ 407,736
InvestmentCompanyPortfolioTurnover	461.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$115,310,308
  Total Number of Portfolio Holdings2,285
  Total Advisory Fees Paid (net of reimbursements)$407,736
  Portfolio Turnover Rate (excludes certain derivatives, if any)461%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.3)
Utilities	(0.7)
Health Care	1.0
Energy	(1.0)
Communication Services	(1.1)
Industrials	(2.7)
Consumer Staples	(3.9)
Information Technology	(4.5)
Financials	4.8
U.S. Treasury Obligations	13.0
Investment Companies	64.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	81.8	(90.4)
Investment Companies	64.8	0.0
U.S. Treasury Obligations	13.0	0.0
Preferred Stocks	0.1	(0.2)
Purchased Options	0.3	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	10
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	13	12
Futures Contracts	31	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

C000232927
Shareholder Report [Line Items]
Fund Name	AQR Trend Total Return Fund
Class Name	R6
Trading Symbol	QNZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$350	3.14%

Expenses Paid, Amount	$ 350
Expense Ratio, Percent	3.14%
Factors Affecting Performance [Text Block]

How did the Fund perform over the reporting period?

The AQR Trend Total Return Fund (the “Fund”) pursues its investment objective by allocating assets among four major asset classes: commodities, currencies, equities, and fixed income. Generally, the Fund gains exposure to asset classes by investing in futures contracts, futures-related instruments, forwards, swaps and securities. The Fund seeks to provide investors with two different sources of return: 1) strategic exposure to equity markets, and 2) the potential gains from a trend-following approach. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2025, the Class R6 Shares of the Fund returned 23.41%. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, the Fund’s secondary benchmark, the ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% S&P 500® Total Return Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 17.88%, 4.18% and 10.99%, respectively.

Top Contributors:

Top Detractors:

  Trends in alternative markets were the largest contributor. Trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in equities also contributed to gains during the year due to positioning in South Korean, Chinese, and Spanish equity indices.

  Strategic exposure to equity markets benefited performance as U.S. equity markets rallied over the period.

  Trends in currencies were the largest detractor as the Euro, Japanese yen, and Australian dollar experienced reversals.

  Trends in fixed income also detracted from performance due to positioning in United States, Swiss, and New Zealand fixed income markets.

  Trends in commodities detracted modestly, particularly due to positioning in cocoa, platinum, and sugar.

Line Graph [Table Text Block]
	Class R6Footnote Reference*	S&P 500® Total Return Index	ICE BofA US 3-Month Treasury Bill Index	50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
12/16/2021	$50,000,000	$50,000,000	$50,000,000	$50,000,000
12/31/2021	$50,400,000	$51,066,722	$50,002,252	$50,540,529
12/31/2022	$58,274,204	$41,818,085	$50,730,037	$46,371,167
12/31/2023	$72,049,477	$52,811,081	$53,274,110	$53,548,432
12/31/2024	$97,189,570	$66,024,244	$56,071,764	$61,523,113
12/31/2025	$119,942,879	$77,829,361	$58,414,323	$68,282,336

Average Annual Return [Table Text Block]
	1 Year	Since Inception (12/16/2021)
Class R6	23.41%	24.18%Footnote Reference*
S&P 500® Total Return Index	17.88%	11.56%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.92%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index	10.99%	8.01%

AssetsNet	$ 115,310,308
Holdings Count | Holding	2,285
Advisory Fees Paid, Amount	$ 407,736
InvestmentCompanyPortfolioTurnover	461.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$115,310,308
  Total Number of Portfolio Holdings2,285
  Total Advisory Fees Paid (net of reimbursements)$407,736
  Portfolio Turnover Rate (excludes certain derivatives, if any)461%

Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.3)
Utilities	(0.7)
Health Care	1.0
Energy	(1.0)
Communication Services	(1.1)
Industrials	(2.7)
Consumer Staples	(3.9)
Information Technology	(4.5)
Financials	4.8
U.S. Treasury Obligations	13.0
Investment Companies	64.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	81.8	(90.4)
Investment Companies	64.8	0.0
U.S. Treasury Obligations	13.0	0.0
Preferred Stocks	0.1	(0.2)
Purchased Options	0.3	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	16	10
Total Return Swaps	1	0
Credit Default Swaps	0	1
OTC Interest Rate Swaption Contracts	1	0
OTC Equity Index Option Contracts	1	1
Forward Foreign Currency Exchange Contracts	13	12
Futures Contracts	31	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.